JPMorgan U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 39.8%
U.S. Treasury Bonds
6.88%, 8/15/2025	638,000	717,501
6.63%, 2/15/2027	591,000	687,822
6.38%, 8/15/2027	4,000,000	4,670,938
6.13%, 11/15/2027	2,819,000	3,274,885
5.25%, 11/15/2028	2,000,000	2,275,469
6.13%, 8/15/2029	2,100,000	2,544,937
5.38%, 2/15/2031	3,169,000	3,774,576
4.50%, 2/15/2036	2,903,000	3,465,456
4.75%, 2/15/2037	206,000	251,545
5.00%, 5/15/2037	3,774,000	4,722,807
4.50%, 5/15/2038	542,000	646,081
3.50%, 2/15/2039	4,178,000	4,418,235
4.25%, 5/15/2039	10,000	11,564
4.50%, 8/15/2039	996,000	1,185,240
4.38%, 11/15/2039	356,000	416,576
4.63%, 2/15/2040	2,621,000	3,160,353
1.13%, 5/15/2040	13,700,000	9,716,297
4.38%, 5/15/2040	679,000	793,157
1.13%, 8/15/2040	1,464,000	1,031,434
1.38%, 11/15/2040	1,480,400	1,088,325
1.88%, 2/15/2041	6,916,000	5,541,445
2.25%, 5/15/2041	955,000	812,347
1.75%, 8/15/2041	240,000	186,562
2.00%, 11/15/2041	621,000	504,660
2.38%, 2/15/2042	6,096,000	5,283,517
3.13%, 2/15/2042	1,963,000	1,915,152
2.50%, 2/15/2045	3,384,000	2,923,459
3.00%, 5/15/2045	38,000	35,886
2.50%, 5/15/2046	10,713,000	9,250,006
2.25%, 8/15/2046	1,749,000	1,436,366
3.00%, 2/15/2047	164,000	155,800
2.25%, 8/15/2049	2,243,000	1,869,050
2.00%, 2/15/2050	2,457,000	1,930,281
1.25%, 5/15/2050	21,176,400	13,665,396
1.38%, 8/15/2050	5,674,000	3,789,168
1.63%, 11/15/2050	6,990,000	4,993,481
2.00%, 8/15/2051	83,000	65,090
1.88%, 11/15/2051	374,000	285,175
2.25%, 2/15/2052	5,288,000	4,425,395
U.S. Treasury Notes
0.13%, 7/31/2022	214,000	213,666
1.50%, 9/15/2022	804,000	804,408
0.13%, 9/30/2022	3,972,000	3,955,709
1.38%, 10/15/2022	50,000	49,994
0.13%, 1/31/2023	536,000	530,096
0.13%, 7/15/2023	8,490,000	8,296,322
0.13%, 8/15/2023	298,000	290,585
1.38%, 8/31/2023	360,000	356,062

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.38%, 9/30/2023	14,787,000	14,611,404
0.13%, 10/15/2023	719,000	697,879
0.38%, 10/31/2023	408,000	397,035
0.25%, 11/15/2023	27,506,000	26,691,565
2.88%, 11/30/2023	837,000	843,506
2.25%, 1/31/2024	10,000	9,970
2.50%, 1/31/2024	2,434,000	2,436,282
0.13%, 2/15/2024	11,119,000	10,695,522
1.50%, 2/29/2024	338,000	332,587
2.13%, 2/29/2024	10,000	9,943
2.38%, 2/29/2024	3,723,000	3,718,637
0.25%, 3/15/2024	9,776,000	9,399,853
0.25%, 5/15/2024	2,274,000	2,175,756
2.50%, 5/15/2024	100,000	99,965
1.75%, 6/30/2024	1,967,000	1,935,036
1.75%, 7/31/2024	10,000	9,828
2.38%, 8/15/2024	2,800,000	2,786,000
1.25%, 8/31/2024	3,403,000	3,303,037
1.88%, 8/31/2024	259,000	254,852
0.38%, 9/15/2024	22,818,000	21,684,231
1.50%, 9/30/2024	100,000	97,469
1.50%, 10/31/2024	993,000	966,546
1.50%, 11/30/2024	8,182,000	7,949,964
1.38%, 1/31/2025	723,000	698,542
2.50%, 1/31/2025	450,000	447,680
1.13%, 2/28/2025	1,153,000	1,105,169
0.50%, 3/31/2025	6,602,000	6,203,817
0.25%, 5/31/2025	103,300	95,932
2.88%, 5/31/2025	6,189,000	6,214,626
0.25%, 6/30/2025	2,174,000	2,014,007
0.25%, 7/31/2025	1,665,000	1,538,694
0.25%, 8/31/2025	3,416,000	3,148,858
0.25%, 9/30/2025	10,929,000	10,053,826
0.25%, 10/31/2025	15,809,000	14,513,403
0.38%, 11/30/2025	11,313,000	10,405,309
0.38%, 12/31/2025	1,308,000	1,200,703
2.63%, 12/31/2025	3,319,000	3,301,368
0.38%, 1/31/2026	9,241,000	8,461,291
1.63%, 2/15/2026	516,000	494,473
0.50%, 2/28/2026	23,440,000	21,519,019
2.50%, 2/28/2026	136,000	134,597
0.75%, 4/30/2026	1,811,000	1,673,194
0.75%, 5/31/2026	1,692,000	1,559,680
2.13%, 5/31/2026	200,000	194,828
0.63%, 7/31/2026	3,261,000	2,979,994
1.50%, 8/15/2026	507,000	480,264
1.38%, 8/31/2026	398,000	375,053
1.63%, 10/31/2026	3,033,000	2,881,113
1.63%, 11/30/2026	133,000	126,277

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.75%, 12/31/2026	2,528,000	2,411,278
2.25%, 2/15/2027	1,300,000	1,265,672
1.13%, 2/28/2027	3,235,000	2,990,353
0.50%, 4/30/2027	800	715
0.50%, 5/31/2027	6,188,000	5,513,605
0.38%, 7/31/2027	7,059,000	6,227,362
2.25%, 8/15/2027	2,000,000	1,940,312
0.50%, 8/31/2027	42,000	37,196
0.38%, 9/30/2027	1,763,000	1,547,446
0.50%, 10/31/2027	6,573,000	5,794,510
2.25%, 11/15/2027	400,000	387,500
0.63%, 11/30/2027	16,659,000	14,761,436
0.63%, 12/31/2027	1,227,000	1,085,032
0.75%, 1/31/2028	8,768,000	7,793,930
1.13%, 2/29/2028	2,001,000	1,815,595
1.25%, 4/30/2028	1,000,000	911,250
2.88%, 5/15/2028	400,000	399,625
1.25%, 5/31/2028	2,852,000	2,595,320
1.00%, 7/31/2028	4,293,000	3,835,527
2.88%, 8/15/2028	800,000	798,812
1.13%, 8/31/2028	479,000	430,801
1.38%, 10/31/2028	2,338,000	2,130,685
1.50%, 11/30/2028	1,749,000	1,604,981
1.38%, 12/31/2028	3,564,000	3,245,467
2.38%, 3/31/2029	15,000	14,524
1.63%, 8/15/2029	5,982,000	5,509,048
1.75%, 11/15/2029	4,800,000	4,453,500
1.50%, 2/15/2030	8,746,000	7,938,362
0.63%, 5/15/2030	20,968,000	17,668,816
0.63%, 8/15/2030	3,672,000	3,075,874
1.38%, 11/15/2031	4,784,000	4,197,960
1.88%, 2/15/2032	1,422,000	1,303,796
Total U.S. Treasury Obligations (Cost $488,797,156)		449,033,150
Mortgage-Backed Securities — 27.8%
FHLMC Gold Pools, 15 Year
Pool # G14541 2.50%, 8/1/2022	640	627
Pool # J10548 4.00%, 8/1/2024	14,729	15,031
Pool # J15449 4.00%, 5/1/2026	75,230	76,787
Pool # G14781 3.50%, 3/1/2027	43,169	43,567
Pool # G15201 4.00%, 5/1/2027	14,365	14,660
Pool # J20129 2.50%, 8/1/2027	72,873	72,239
Pool # G15438 4.00%, 9/1/2027	12,210	12,460
Pool # G15602 2.50%, 11/1/2027	53,968	53,083
Pool # E09028 2.00%, 3/1/2028	86,623	82,894
Pool # J23362 2.00%, 4/1/2028	83,464	79,870
Pool # G18466 2.00%, 5/1/2028	12,040	11,521
Pool # G18465 2.50%, 5/1/2028	23,050	22,849
Pool # G15601 2.50%, 1/1/2029	52,642	51,776

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G14957 3.50%, 1/1/2029	108,379	109,764
Pool # G16570 4.00%, 7/1/2029	10,255	10,465
Pool # G18540 2.50%, 2/1/2030	29,967	29,509
Pool # G18556 2.50%, 6/1/2030	38,387	37,800
Pool # V60840 3.00%, 6/1/2030	10,441	10,452
Pool # G16622 3.00%, 11/1/2030	37,813	37,851
Pool # G16019 3.50%, 12/1/2030	17,165	17,321
Pool # G16044 2.50%, 1/1/2032	105,102	103,491
Pool # J36524 3.00%, 3/1/2032	116,872	116,702
Pool # J36660 3.00%, 3/1/2032	39,251	38,814
Pool # J38270 2.50%, 1/1/2033	295,101	290,576
Pool # G16568 2.50%, 4/1/2033	131,585	129,568
FHLMC Gold Pools, 30 Year
Pool # V81680 4.50%, 12/1/2034	82,622	86,121
Pool # A30892 5.00%, 1/1/2035	58,680	61,535
Pool # A39210 5.50%, 10/1/2035	27,436	29,477
Pool # V83754 5.50%, 1/1/2036	39,476	42,394
Pool # A82255 5.50%, 9/1/2036	112,475	117,598
Pool # G03381 5.50%, 9/1/2037	21,757	23,114
Pool # A89760 4.50%, 12/1/2039	22,344	23,322
Pool # A92197 5.00%, 5/1/2040	66,454	70,614
Pool # G06856 6.00%, 5/1/2040	4,301	4,724
Pool # A93359 4.00%, 8/1/2040	3,697	3,703
Pool # G06222 4.00%, 1/1/2041	215,149	220,463
Pool # G07794 5.50%, 6/1/2041	11,047	11,946
Pool # Q03516 4.50%, 9/1/2041	24,250	25,255
Pool # Q04088 3.50%, 10/1/2041	21,842	21,818
Pool # Q04688 4.00%, 11/1/2041	3,313	3,406
Pool # G08477 3.50%, 2/1/2042	8,006	7,997
Pool # Q06771 3.00%, 3/1/2042	38,451	37,386
Pool # C03858 3.50%, 4/1/2042	105,883	105,765
Pool # Q08646 3.50%, 6/1/2042	25,382	25,353
Pool # G60737 4.50%, 8/1/2042	108,484	113,691
Pool # Q11220 3.50%, 9/1/2042	88,984	88,884
Pool # Q13477 3.00%, 12/1/2042	119,334	116,140
Pool # Q14321 3.00%, 12/1/2042	29,752	28,965
Pool # C04420 3.00%, 1/1/2043	186,247	181,398
Pool # Q14694 3.00%, 1/1/2043	1,423,905	1,386,384
Pool # G61723 3.50%, 1/1/2043	74,964	76,179
Pool # C09031 2.50%, 2/1/2043	96,311	89,777
Pool # V80026 3.00%, 4/1/2043	54,047	52,606
Pool # Q17374 4.00%, 4/1/2043	97,460	100,620
Pool # G62033 4.00%, 11/1/2043	136,730	139,240
Pool # Z40090 4.50%, 9/1/2044	30,403	31,607
Pool # G61769 4.50%, 12/1/2044	73,861	77,389
Pool # G61617 4.50%, 1/1/2045	24,403	25,643
Pool # G08651 4.00%, 6/1/2045	104,333	106,908
Pool # G08653 3.00%, 7/1/2045	49,152	47,674
Pool # Q35223 4.00%, 8/1/2045	11,607	11,711

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G60238 3.50%, 10/1/2045	729,069	728,252
Pool # G60506 3.50%, 4/1/2046	40,629	40,498
Pool # G08710 3.00%, 6/1/2046	34,052	33,017
Pool # Q41024 3.00%, 6/1/2046	572,790	555,031
Pool # G08724 2.50%, 9/1/2046	12,333	11,450
Pool # G61070 3.00%, 9/1/2046	475,366	462,495
Pool # G61730 3.00%, 9/1/2046	134,950	131,340
Pool # G61235 4.50%, 9/1/2046	24,943	26,128
Pool # G08736 2.50%, 12/1/2046	13,078	12,142
Pool # Q45872 3.00%, 1/1/2047	341,264	330,125
Pool # G08747 3.00%, 2/1/2047	172,530	166,893
Pool # G61623 3.00%, 4/1/2047	25,116	24,342
Pool # G60985 3.00%, 5/1/2047	96,666	93,847
Pool # G60996 3.50%, 5/1/2047	7,970	7,935
Pool # Q47884 4.00%, 5/1/2047	26,426	26,916
Pool # V83233 4.00%, 6/1/2047	103,405	105,280
Pool # G08775 4.00%, 8/1/2047	34,790	35,220
Pool # Q50152 4.00%, 8/1/2047	81,858	83,355
Pool # Q51268 3.50%, 10/1/2047	52,506	52,089
Pool # G08787 3.00%, 11/1/2047	305,933	294,183
Pool # G61681 3.00%, 12/1/2047	7,027	6,775
Pool # Q52866 3.00%, 12/1/2047	26,288	25,394
Pool # G08793 4.00%, 12/1/2047	31,723	32,242
Pool # Q53751 3.50%, 1/1/2048	90,151	89,555
Pool # G08812 3.00%, 4/1/2048	11,027	10,618
Pool # G61866 4.00%, 6/1/2048	25,092	25,688
Pool # G61607 4.50%, 9/1/2048	118,180	123,877
Pool # G08842 4.00%, 10/1/2048	13,312	13,428
Pool # G61885 4.50%, 11/1/2048	29,057	29,821
Pool # G08862 4.00%, 2/1/2049	21,547	21,750
Pool # Q61487 4.00%, 2/1/2049	37,516	37,933
Pool # G08876 3.50%, 5/1/2049	42,056	41,597
FHLMC UMBS, 15 Year
Pool # ZS5890 4.00%, 7/1/2024	95,577	97,469
Pool # ZK2080 4.00%, 1/1/2025	30,581	31,187
Pool # ZA2587 4.00%, 9/1/2025	9,252	9,435
Pool # ZK2723 3.50%, 11/1/2025	16,758	16,897
Pool # ZK3540 3.00%, 9/1/2026	73,831	73,687
Pool # ZS8460 3.00%, 4/1/2027	19,243	19,248
Pool # SB0031 3.50%, 10/1/2027	31,416	31,676
Pool # ZS6674 2.50%, 4/1/2028	394,750	388,442
Pool # ZS7140 2.00%, 1/1/2029	218,376	208,798
Pool # ZS7751 3.00%, 1/1/2029	121,420	121,347
Pool # SB0071 2.50%, 5/1/2030	30,487	30,000
Pool # ZS7331 3.00%, 12/1/2030	28,434	28,441
Pool # ZS7888 2.50%, 10/1/2032	321,526	316,352
Pool # ZK9070 3.00%, 11/1/2032	725,479	725,655
Pool # ZS7938 2.50%, 1/1/2033	77,310	76,066
Pool # SB0256 4.00%, 11/1/2033	85,280	86,968

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SB0077 3.50%, 10/1/2034	54,563	55,257
Pool # QN1148 2.50%, 12/1/2034	77,923	75,895
Pool # SB8031 2.50%, 2/1/2035	155,747	151,120
Pool # SB0302 3.00%, 4/1/2035	568,970	566,304
Pool # QN2407 2.00%, 6/1/2035	138,914	131,392
Pool # SB8500 2.50%, 7/1/2035	410,450	398,381
Pool # SB0424 2.00%, 10/1/2035	949,487	905,163
Pool # RC1712 1.50%, 12/1/2035	1,239,582	1,147,592
Pool # SB8090 2.50%, 2/1/2036	1,081,090	1,048,955
Pool # QN6095 2.00%, 5/1/2036	164,868	155,944
Pool # QN6718 2.00%, 6/1/2036	323,781	306,241
Pool # QN7057 2.00%, 7/1/2036	185,606	175,551
Pool # SB8111 2.00%, 7/1/2036	176,378	166,827
Pool # QN8347 1.50%, 10/1/2036	382,398	353,396
Pool # SB8127 1.50%, 11/1/2036	378,153	349,470
Pool # SB0570 2.00%, 11/1/2036	374,389	354,114
Pool # SB8131 1.50%, 12/1/2036	765,415	707,355
Pool # SB8136 1.50%, 1/1/2037	481,571	444,891
Pool # SB8140 1.50%, 2/1/2037	583,077	538,669
Pool # SB8147 1.50%, 4/1/2037	987,545	912,317
FHLMC UMBS, 20 Year
Pool # ZA2277 3.00%, 9/1/2032	81,202	80,635
Pool # ZJ9491 3.50%, 12/1/2032	19,717	19,970
Pool # ZS9164 3.00%, 9/1/2033	489,385	485,966
Pool # SC0107 3.50%, 11/1/2034	1,133,394	1,147,966
Pool # ZA2463 3.50%, 6/1/2037	33,703	34,054
Pool # RB5026 2.50%, 11/1/2039	39,855	37,418
Pool # QK0157 2.50%, 1/1/2040	16,525	15,372
Pool # RB5032 2.50%, 2/1/2040	32,766	30,763
Pool # RB5037 2.50%, 3/1/2040	104,478	98,092
Pool # RB5043 2.50%, 4/1/2040	44,300	40,907
Pool # RB5048 2.50%, 5/1/2040	94,273	88,511
Pool # SC0131 1.50%, 3/1/2041	227,885	198,159
Pool # SC0134 1.50%, 3/1/2041	226,330	196,806
Pool # RB5142 2.50%, 1/1/2042	485,714	454,186
Pool # RB5145 2.00%, 2/1/2042	1,673,275	1,508,138
FHLMC UMBS, 30 Year
Pool # ZI3765 5.50%, 11/1/2035	40,315	43,059
Pool # ZS2546 5.00%, 2/1/2039	19,676	20,943
Pool # ZJ0449 4.00%, 9/1/2040	23,001	23,549
Pool # ZL3548 3.50%, 8/1/2042	82,984	82,680
Pool # ZA4209 3.00%, 4/1/2043	829,099	802,811
Pool # ZS3712 3.50%, 4/1/2043	171,664	174,309
Pool # ZS4077 3.50%, 1/1/2044	23,412	23,468
Pool # ZS4592 4.00%, 11/1/2044	155,188	158,891
Pool # ZS4609 3.00%, 4/1/2045	41,026	39,722
Pool # ZS9618 3.50%, 3/1/2046	501,522	500,551
Pool # SD0146 3.00%, 11/1/2046	136,309	131,990
Pool # ZM2209 3.50%, 12/1/2046	328,125	326,220

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD0388 3.50%, 6/1/2047	499,867	500,298
Pool # ZS4729 3.00%, 8/1/2047	319,533	309,549
Pool # ZM4635 4.00%, 11/1/2047	462,750	469,231
Pool # SD0225 3.00%, 12/1/2047	629,243	609,002
Pool # ZT0534 3.50%, 12/1/2047	327,263	326,630
Pool # ZS4750 3.00%, 1/1/2048	25,536	24,569
Pool # SD0343 3.00%, 3/1/2048	872,570	844,849
Pool # SI2002 4.00%, 3/1/2048	546,812	554,719
Pool # ZM6887 3.00%, 5/1/2048	47,365	45,376
Pool # ZM7669 3.50%, 8/1/2048	81,461	80,951
Pool # ZN4476 3.50%, 12/1/2048	294,553	292,323
Pool # ZA6286 4.00%, 2/1/2049	135,433	136,642
Pool # ZT1776 3.50%, 3/1/2049	25,479	25,196
Pool # ZN5087 4.00%, 4/1/2049	124,252	126,222
Pool # ZT1864 4.00%, 4/1/2049	3,481	3,509
Pool # ZT1951 3.50%, 5/1/2049	8,386	8,288
Pool # ZT1952 4.00%, 5/1/2049	55,122	55,541
Pool # QA4907 3.00%, 6/1/2049	138,174	133,524
Pool # ZT2086 3.50%, 6/1/2049	46,903	46,327
Pool # SD7502 3.50%, 7/1/2049	136,337	134,839
Pool # SD8001 3.50%, 7/1/2049	16,217	16,013
Pool # SD7501 4.00%, 7/1/2049	85,319	86,672
Pool # QA1997 3.00%, 8/1/2049	19,688	18,867
Pool # RA1202 3.50%, 8/1/2049	446,319	440,756
Pool # SD8005 3.50%, 8/1/2049	57,621	57,433
Pool # SD8006 4.00%, 8/1/2049	35,688	35,959
Pool # SD8023 2.50%, 11/1/2049	9,019	8,328
Pool # QA4509 3.00%, 11/1/2049	456,197	437,164
Pool # SD8025 3.50%, 11/1/2049	170,976	169,274
Pool # SD8029 2.50%, 12/1/2049	169,819	156,803
Pool # RA1878 3.50%, 12/1/2049	131,574	129,582
Pool # SD8037 2.50%, 1/1/2050	449,669	415,204
Pool # QA7416 3.00%, 2/1/2050	392,653	376,278
Pool # QA7554 3.00%, 2/1/2050	1,799,233	1,729,217
Pool # RA2116 3.00%, 2/1/2050	629,186	602,947
Pool # SD0303 2.50%, 4/1/2050	783,688	724,291
Pool # QA9653 3.50%, 5/1/2050	42,032	41,450
Pool # SD8080 2.00%, 6/1/2050	66,591	59,299
Pool # QB1691 2.00%, 7/1/2050	900,089	801,614
Pool # SD8089 2.50%, 7/1/2050	1,808,925	1,668,971
Pool # SD8083 2.50%, 8/1/2050	1,333,375	1,230,041
Pool # RA3727 2.00%, 10/1/2050	2,173,314	1,936,663
Pool # SD8104 1.50%, 11/1/2050	1,312,732	1,115,242
Pool # RA4197 2.50%, 12/1/2050	578,816	533,507
Pool # RA4349 2.50%, 1/1/2051	375,520	346,124
Pool # QB8583 1.50%, 2/1/2051	1,282,786	1,089,746
Pool # RA4530 2.50%, 2/1/2051	557,447	513,942
Pool # SD8129 2.50%, 2/1/2051	732,184	674,465
Pool # SD8140 2.00%, 4/1/2051	428,534	382,375

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8142 3.00%, 4/1/2051	1,180,408	1,127,435
Pool # SD8145 1.50%, 5/1/2051	1,112,239	944,863
Pool # QC2565 2.00%, 6/1/2051	1,857,733	1,658,769
Pool # QC3259 2.00%, 6/1/2051	1,691,282	1,517,323
Pool # SD8158 3.50%, 6/1/2051	343,717	337,169
Pool # SD8155 2.00%, 7/1/2051	1,398,874	1,249,344
Pool # SD8156 2.50%, 7/1/2051	673,311	620,568
Pool # QC5125 2.00%, 8/1/2051	284,606	254,242
Pool # QC6057 2.50%, 8/1/2051	284,907	262,589
Pool # SD8163 3.50%, 8/1/2051	145,797	143,018
Pool # RA5832 2.50%, 9/1/2051	782,929	721,599
Pool # SD8168 3.00%, 9/1/2051	264,368	252,536
Pool # SD8172 2.00%, 10/1/2051	863,546	767,510
Pool # SD8173 2.50%, 10/1/2051	471,537	434,599
Pool # RA6507 2.00%, 12/1/2051	1,983,880	1,762,595
Pool # QD3500 2.50%, 12/1/2051	2,132,593	1,968,870
Pool # RA6694 2.00%, 1/1/2052	490,487	438,373
Pool # SD0963 3.50%, 1/1/2052	1,161,513	1,139,514
Pool # SD0897 2.00%, 2/1/2052	1,990,877	1,779,346
Pool # SD8204 2.00%, 4/1/2052	1,984,833	1,773,962
Pool # QD9578 2.50%, 4/1/2052	1,593,745	1,469,221
Pool # QD9765 2.50%, 4/1/2052	1,588,505	1,464,348
Pool # SD0945 3.50%, 4/1/2052	1,196,657	1,174,160
Pool # SD8214 3.50%, 5/1/2052	1,196,021	1,173,448
FNMA UMBS, 15 Year
Pool # AC8711 4.00%, 12/1/2024	198,579	202,511
Pool # AC7007 4.50%, 1/1/2025	14,655	15,039
Pool # AL9580 4.00%, 3/1/2025	12,673	12,923
Pool # 932724 4.00%, 4/1/2025	6,592	6,722
Pool # AE0971 4.00%, 5/1/2025	24,480	24,965
Pool # AE0939 3.50%, 2/1/2026	39,208	39,533
Pool # FM2968 4.00%, 5/1/2026	11,561	11,790
Pool # AJ6632 3.00%, 11/1/2026	49,284	49,295
Pool # AJ9357 3.50%, 1/1/2027	101,011	101,955
Pool # AK4047 3.00%, 2/1/2027	19,060	19,041
Pool # AL4586 4.00%, 2/1/2027	40,885	41,694
Pool # AO0527 3.00%, 5/1/2027	26,160	26,147
Pool # AO4400 2.50%, 7/1/2027	61,794	60,309
Pool # AB5823 3.50%, 8/1/2027	97,318	98,478
Pool # AL8138 4.00%, 9/1/2027	23,728	24,198
Pool # AB6811 2.50%, 10/1/2027	14,462	14,231
Pool # AQ9442 2.00%, 12/1/2027	30,556	29,218
Pool # AB8447 2.50%, 2/1/2028	26,007	25,591
Pool # AR4180 2.50%, 2/1/2028	12,424	12,187
Pool # AL3802 3.00%, 2/1/2028	77,344	77,361
Pool # AB8787 2.00%, 3/1/2028	83,740	80,072
Pool # AP6059 2.00%, 6/1/2028	10,458	9,999
Pool # BM5381 3.00%, 6/1/2028	82,244	82,167
Pool # BM1892 2.50%, 9/1/2028	25,430	25,000

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AS0761 3.00%, 10/1/2028	31,080	31,088
Pool # AU6961 3.00%, 10/1/2028	60,060	60,074
Pool # AL6132 4.50%, 3/1/2029	8,461	8,683
Pool # FM1105 2.50%, 6/1/2029	52,616	51,778
Pool # AS3345 2.00%, 7/1/2029	14,418	13,733
Pool # MA2061 3.00%, 10/1/2029	76,305	76,323
Pool # FM1465 3.00%, 5/1/2030	135,277	135,308
Pool # 890666 2.00%, 6/1/2030	31,278	29,905
Pool # MA2684 3.00%, 7/1/2031	129,667	129,699
Pool # AL9418 3.50%, 8/1/2031	46,093	46,794
Pool # BD5647 2.00%, 11/1/2031	19,568	18,705
Pool # 890776 3.50%, 11/1/2031	31,453	31,742
Pool # BM5490 3.50%, 11/1/2031	21,443	21,691
Pool # AS8708 2.50%, 2/1/2032	426,178	419,309
Pool # BM4993 3.50%, 3/1/2032	48,497	49,061
Pool # BM4741 3.00%, 4/1/2032	13,565	13,581
Pool # FM1645 3.00%, 4/1/2032	164,109	164,762
Pool # MA3124 2.50%, 9/1/2032	41,628	40,958
Pool # FM3099 3.50%, 9/1/2032	56,710	57,180
Pool # CA0775 2.50%, 11/1/2032	30,426	29,899
Pool # MA3188 3.00%, 11/1/2032	22,290	22,241
Pool # BH7081 2.50%, 12/1/2032	46,471	45,723
Pool # BH8720 3.50%, 12/1/2032	41,098	41,573
Pool # FM1161 2.50%, 1/1/2033	47,415	46,658
Pool # FM1691 2.50%, 1/1/2033	18,496	18,201
Pool # FM2549 2.50%, 1/1/2033	99,674	98,079
Pool # CA9078 3.00%, 9/1/2033	644,160	644,315
Pool # FM1123 4.00%, 9/1/2033	130,355	133,914
Pool # FM2153 4.00%, 11/1/2033	179,315	182,866
Pool # BD9105 4.00%, 1/1/2034	40,152	40,969
Pool # BM5306 4.00%, 1/1/2034	5,310	5,436
Pool # FM1733 3.50%, 5/1/2034	798,758	809,661
Pool # FM1842 3.50%, 6/1/2034	170,762	172,895
Pool # FM6946 3.00%, 7/1/2034	468,537	468,641
Pool # BO1822 3.50%, 7/1/2034	74,866	75,737
Pool # MA3764 2.50%, 9/1/2034	9,732	9,479
Pool # MA3910 2.00%, 1/1/2035	29,979	28,357
Pool # FM3569 3.00%, 1/1/2035	147,750	147,783
Pool # FM7941 2.50%, 2/1/2035	416,653	409,985
Pool # FM8550 3.00%, 2/1/2035	312,860	312,176
Pool # FM2708 3.00%, 3/1/2035	78,979	78,997
Pool # MA4075 2.50%, 7/1/2035	446,001	432,747
Pool # FM4035 2.50%, 8/1/2035	74,275	72,068
Pool # CA7497 2.50%, 10/1/2035	1,369,897	1,329,135
Pool # FM5396 2.00%, 12/1/2035	865,633	818,791
Pool # BR3349 1.50%, 1/1/2036	1,572,133	1,452,986
Pool # BR1309 2.00%, 1/1/2036	594,656	562,482
Pool # FM5537 2.00%, 1/1/2036	653,539	618,142
Pool # FM5797 2.00%, 1/1/2036	645,081	610,179

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM5367 1.50%, 2/1/2036	477,826	441,610
Pool # MA4261 2.00%, 2/1/2036	706,813	668,559
Pool # CB0305 1.50%, 5/1/2036	972,610	898,917
Pool # FM7843 1.50%, 6/1/2036	89,690	82,890
Pool # BP3507 2.00%, 6/1/2036	178,474	168,806
Pool # FM8292 2.00%, 7/1/2036	307,379	290,742
Pool # MA4430 1.00%, 8/1/2036	186,912	167,861
Pool # BT0273 1.50%, 9/1/2036	468,449	432,917
Pool # MA4417 1.50%, 9/1/2036	370,304	342,106
Pool # MA4418 2.00%, 9/1/2036	181,391	171,570
Pool # MA4441 1.50%, 10/1/2036	516,296	476,978
Pool # BT9452 1.50%, 11/1/2036	189,945	175,478
Pool # FM9247 2.00%, 11/1/2036	360,969	341,415
Pool # MA4497 2.00%, 12/1/2036	2,667,831	2,523,289
Pool # MA4516 2.00%, 1/1/2037	576,428	545,195
Pool # BV7189 2.00%, 3/1/2037	979,070	926,007
Pool # MA4581 1.50%, 4/1/2037	985,945	910,849
FNMA UMBS, 20 Year
Pool # AE6799 4.50%, 11/1/2030	2,634	2,684
Pool # MA0885 3.50%, 10/1/2031	33,181	33,403
Pool # AB4853 3.00%, 4/1/2032	32,554	32,328
Pool # MA1058 3.00%, 5/1/2032	14,042	13,944
Pool # MA1165 3.00%, 9/1/2032	78,235	77,690
Pool # MA2079 4.00%, 11/1/2034	15,630	15,943
Pool # AL7654 3.00%, 9/1/2035	66,623	66,162
Pool # MA2472 3.00%, 12/1/2035	13,344	13,251
Pool # FM1133 4.00%, 6/1/2036	32,603	33,225
Pool # MA3099 4.00%, 8/1/2037	95,816	97,266
Pool # BM5330 2.50%, 12/1/2037	43,248	40,553
Pool # FM3204 4.00%, 10/1/2038	37,420	38,721
Pool # MA4072 2.50%, 7/1/2040	157,314	147,718
Pool # MA4128 2.00%, 9/1/2040	1,450,464	1,310,607
Pool # MA4204 2.00%, 12/1/2040	901,027	813,964
Pool # CA9019 2.00%, 2/1/2041	418,382	382,158
Pool # MA4310 1.50%, 4/1/2041	808,777	703,682
Pool # MA4422 2.00%, 9/1/2041	422,833	384,380
Pool # MA4446 2.00%, 10/1/2041	426,659	386,403
Pool # FS0316 1.50%, 11/1/2041	691,632	603,446
Pool # MA4521 2.50%, 1/1/2042	581,289	543,558
Pool # BV7697 2.50%, 4/1/2042	994,128	929,616
Pool # MA4587 2.50%, 4/1/2042	992,055	927,682
FNMA UMBS, 30 Year
Pool # 254447 6.00%, 9/1/2032	24,832	27,146
Pool # 711215 5.50%, 6/1/2033	22,173	23,337
Pool # AA1005 5.00%, 12/1/2033	15,021	15,969
Pool # 725232 5.00%, 3/1/2034	11,528	12,253
Pool # 725228 6.00%, 3/1/2034	60,038	65,008
Pool # 790003 6.00%, 8/1/2034	16,703	18,028
Pool # 735503 6.00%, 4/1/2035	42,176	45,387

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 190360 5.00%, 8/1/2035	31,061	33,041
Pool # 904601 6.00%, 11/1/2036	40,221	44,149
Pool # 888538 5.50%, 1/1/2037	22,860	24,662
Pool # AB0284 6.00%, 2/1/2037	42,809	46,998
Pool # AL2627 5.00%, 7/1/2037	20,720	22,021
Pool # 956965 6.50%, 12/1/2037	17,643	18,740
Pool # BH7907 6.50%, 12/1/2037	20,759	22,805
Pool # 961793 5.00%, 3/1/2038	81,407	86,724
Pool # 985661 5.50%, 6/1/2038	13,566	14,455
Pool # AU7519 3.50%, 9/1/2038	32,585	32,131
Pool # AA7402 4.50%, 6/1/2039	127,192	132,965
Pool # AC2638 5.00%, 10/1/2039	162,042	172,535
Pool # AL0100 6.00%, 10/1/2039	57,448	62,262
Pool # AC4886 5.00%, 11/1/2039	29,466	31,328
Pool # 190399 5.50%, 11/1/2039	89,997	97,232
Pool # AB1143 4.50%, 6/1/2040	98,489	103,524
Pool # AD6938 4.50%, 6/1/2040	131,116	137,400
Pool # AD5479 5.00%, 6/1/2040	26,283	27,809
Pool # AB1259 5.00%, 7/1/2040	34,472	36,691
Pool # AB1292 5.00%, 8/1/2040	14,338	14,974
Pool # AL5437 5.00%, 8/1/2040	102,444	108,814
Pool # AB1421 5.00%, 9/1/2040	49,087	52,267
Pool # AE4142 5.00%, 9/1/2040	32,520	34,295
Pool # AE3857 5.00%, 10/1/2040	709,906	750,141
Pool # AE8289 4.00%, 12/1/2040	99,813	102,191
Pool # MA0622 3.50%, 1/1/2041	33,746	33,681
Pool # AH2312 5.00%, 1/1/2041	71,689	75,662
Pool # AE0828 3.50%, 2/1/2041	19,227	19,190
Pool # AH3804 4.00%, 2/1/2041	21,974	22,498
Pool # MA0639 4.00%, 2/1/2041	34,777	35,606
Pool # AB2676 3.50%, 4/1/2041	112,084	111,868
Pool # AL0241 4.00%, 4/1/2041	68,114	69,740
Pool # AI1887 4.50%, 5/1/2041	245,633	255,538
Pool # BM3118 6.00%, 7/1/2041	88,387	97,094
Pool # AJ2293 4.00%, 9/1/2041	20,317	20,637
Pool # AL0933 5.00%, 10/1/2041	87,706	93,377
Pool # AW8154 3.50%, 1/1/2042	21,870	21,828
Pool # AX5318 4.50%, 1/1/2042	74,269	77,464
Pool # BD4480 4.50%, 1/1/2042	365,580	381,232
Pool # AL1998 4.00%, 3/1/2042	108,188	110,769
Pool # AO4134 3.50%, 6/1/2042	14,079	14,051
Pool # AO8694 4.50%, 7/1/2042	36,564	37,460
Pool # AP4258 3.00%, 8/1/2042	91,533	89,080
Pool # AB6632 3.50%, 10/1/2042	130,648	130,395
Pool # AB6633 3.50%, 10/1/2042	24,555	24,508
Pool # AL3344 4.50%, 10/1/2042	152,711	160,225
Pool # AB6828 3.50%, 11/1/2042	127,359	127,113
Pool # AL3182 3.50%, 12/1/2042	21,405	21,735
Pool # AQ9316 2.50%, 1/1/2043	59,046	54,998

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AB7580 3.00%, 1/1/2043	138,028	134,702
Pool # AQ1104 3.00%, 1/1/2043	29,323	28,407
Pool # AR0168 3.00%, 2/1/2043	52,234	50,825
Pool # AB7964 3.50%, 2/1/2043	78,433	79,641
Pool # AR2271 3.50%, 2/1/2043	311,895	310,755
Pool # BM4751 3.50%, 3/1/2043	35,302	35,234
Pool # AB8742 4.00%, 3/1/2043	16,294	16,809
Pool # AR6770 4.00%, 3/1/2043	17,749	18,173
Pool # AT2015 3.00%, 4/1/2043	36,627	35,623
Pool # AT2016 3.00%, 4/1/2043	552,269	538,950
Pool # AB9194 3.50%, 5/1/2043	129,191	128,941
Pool # FM4462 3.50%, 5/1/2043	925,391	923,602
Pool # AU1629 3.00%, 7/1/2043	86,025	83,907
Pool # BM3785 3.50%, 7/1/2043	139,653	139,383
Pool # AS0241 4.00%, 8/1/2043	806,185	820,086
Pool # BM3704 3.00%, 9/1/2043	37,708	36,675
Pool # AT2612 3.50%, 9/1/2043	79,390	79,453
Pool # AU4256 3.50%, 9/1/2043	31,744	31,605
Pool # AU4283 3.50%, 9/1/2043	20,910	20,869
Pool # AL4062 4.00%, 9/1/2043	31,813	32,696
Pool # BM4635 2.50%, 10/1/2043	168,288	156,792
Pool # AS1121 4.00%, 11/1/2043	32,530	33,301
Pool # AV0022 4.00%, 11/1/2043	491,610	503,280
Pool # AL7696 3.00%, 12/1/2043	61,168	59,498
Pool # AV6103 4.00%, 1/1/2044	190,467	192,711
Pool # BC1737 4.00%, 1/1/2044	85,575	87,506
Pool # BM5365 4.00%, 3/1/2044	74,952	76,731
Pool # FM1744 3.50%, 5/1/2044	35,343	35,887
Pool # AS2700 4.00%, 6/1/2044	43,202	44,231
Pool # AW6233 4.50%, 6/1/2044	1,829,771	1,910,795
Pool # AS2947 4.00%, 7/1/2044	43,755	44,797
Pool # AL9072 5.00%, 7/1/2044	80,751	86,587
Pool # AL9569 5.00%, 8/1/2044	120,897	129,200
Pool # AX0152 4.50%, 9/1/2044	28,497	29,869
Pool # BM4620 3.00%, 10/1/2044	96,519	94,341
Pool # AS3867 4.00%, 11/1/2044	11,436	11,708
Pool # FM1746 3.50%, 1/1/2045	107,653	108,727
Pool # FM0015 4.00%, 2/1/2045	106,283	109,239
Pool # MA2193 4.50%, 2/1/2045	19,340	20,101
Pool # FM3414 4.00%, 3/1/2045	703,329	715,166
Pool # BM3398 3.50%, 4/1/2045	15,412	15,382
Pool # CA2709 4.00%, 9/1/2045	1,339,619	1,371,388
Pool # AS5851 4.50%, 9/1/2045	13,075	13,571
Pool # AS6184 3.50%, 11/1/2045	144,042	145,477
Pool # BA0315 3.50%, 11/1/2045	437,531	435,358
Pool # FM1869 4.00%, 11/1/2045	70,735	71,301
Pool # BM4833 3.00%, 12/1/2045	607,220	588,167
Pool # FM1708 3.00%, 12/1/2045	43,725	42,551
Pool # BC0066 3.50%, 12/1/2045	31,386	31,250

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM3413 4.00%, 1/1/2046	89,030	91,222
Pool # FM2323 4.00%, 2/1/2046	43,456	44,486
Pool # AL9128 4.50%, 2/1/2046	21,888	22,751
Pool # AS6811 3.00%, 3/1/2046	33,213	32,163
Pool # BM4834 3.00%, 3/1/2046	31,764	30,894
Pool # FM1782 4.00%, 3/1/2046	13,684	14,051
Pool # FM2195 4.00%, 3/1/2046	32,180	32,942
Pool # AS7003 3.00%, 4/1/2046	41,082	39,757
Pool # AS7198 4.50%, 5/1/2046	123,917	128,771
Pool # BD0166 2.50%, 6/1/2046	121,584	112,854
Pool # BM5168 2.50%, 6/1/2046	26,879	25,043
Pool # BC6105 3.50%, 6/1/2046	1,090,675	1,085,901
Pool # FM1780 4.00%, 7/1/2046	737,337	754,614
Pool # AS7660 2.50%, 8/1/2046	248,517	230,656
Pool # MA2730 2.50%, 8/1/2046	35,046	32,398
Pool # FM3810 3.00%, 10/1/2046	115,348	111,982
Pool # AL9385 3.00%, 11/1/2046	54,293	52,519
Pool # MA2806 3.00%, 11/1/2046	168,695	163,195
Pool # BM3288 3.50%, 12/1/2046	24,059	23,956
Pool # BM4990 2.50%, 1/1/2047	12,722	11,853
Pool # FM2807 3.00%, 1/1/2047	89,432	86,606
Pool # 890856 3.50%, 1/1/2047	138,632	138,075
Pool # FM3374 3.50%, 1/1/2047	167,684	167,361
Pool # FM0041 3.00%, 2/1/2047	652,515	631,281
Pool # BM5955 4.00%, 2/1/2047	40,997	41,969
Pool # BM5270 4.50%, 2/1/2047	17,941	18,707
Pool # BM4350 3.00%, 3/1/2047	856,202	829,107
Pool # MA2920 3.00%, 3/1/2047	8,409	8,130
Pool # FM3107 3.50%, 3/1/2047	281,811	280,684
Pool # AS9313 4.00%, 3/1/2047	18,252	18,602
Pool # FM4735 3.00%, 4/1/2047	169,972	164,539
Pool # FM6073 4.00%, 4/1/2047	1,338,831	1,357,931
Pool # AS9480 4.50%, 4/1/2047	32,953	34,507
Pool # FM1772 4.50%, 5/1/2047	17,473	18,219
Pool # BD0667 4.50%, 6/1/2047	429,973	441,511
Pool # AS9937 3.00%, 7/1/2047	620,948	600,438
Pool # AS9946 3.50%, 7/1/2047	46,390	46,100
Pool # BM1568 3.50%, 7/1/2047	76,342	77,513
Pool # BH7375 3.50%, 8/1/2047	49,611	49,285
Pool # CA0148 4.50%, 8/1/2047	14,095	14,433
Pool # CA0850 3.00%, 9/1/2047	37,472	36,160
Pool # MA3147 3.00%, 10/1/2047	43,247	41,687
Pool # BM2003 4.00%, 10/1/2047	174,785	177,580
Pool # BH9392 3.50%, 11/1/2047	14,757	14,615
Pool # CA0681 3.50%, 11/1/2047	246,633	247,718
Pool # FM0028 3.00%, 12/1/2047	52,256	50,655
Pool # MA3209 3.00%, 12/1/2047	298,573	287,346
Pool # FM1420 3.50%, 12/1/2047	234,822	234,371
Pool # CA4015 3.00%, 1/1/2048	10,213	9,844

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BJ6154 3.50%, 1/1/2048	183,658	182,278
Pool # MA3238 3.50%, 1/1/2048	53,542	53,107
Pool # BJ5910 3.50%, 2/1/2048	220,787	222,001
Pool # MA3305 3.50%, 3/1/2048	227,062	225,502
Pool # FM3494 2.50%, 4/1/2048	12,042	11,180
Pool # CA2687 3.00%, 5/1/2048	23,787	23,015
Pool # BM4054 4.00%, 5/1/2048	104,198	105,585
Pool # MA3425 3.00%, 6/1/2048	36,677	35,192
Pool # BM4757 3.50%, 7/1/2048	42,968	42,905
Pool # FM3438 3.00%, 8/1/2048	737,032	713,063
Pool # BM2007 4.00%, 9/1/2048	4,868	4,917
Pool # CA2368 4.00%, 9/1/2048	31,823	32,169
Pool # MA3472 5.00%, 9/1/2048	11,150	11,615
Pool # CA4655 3.50%, 10/1/2048	101,281	100,649
Pool # MA3495 4.00%, 10/1/2048	32,149	32,454
Pool # CA2432 4.50%, 10/1/2048	58,098	60,297
Pool # FM7895 3.50%, 11/1/2048	299,665	298,431
Pool # FM1248 4.50%, 11/1/2048	19,743	20,269
Pool # CA2797 4.50%, 12/1/2048	700,352	733,400
Pool # FM0030 3.00%, 2/1/2049	54,694	52,912
Pool # FM6237 3.50%, 4/1/2049	624,070	623,787
Pool # MA3637 3.50%, 4/1/2049	19,866	19,640
Pool # MA3638 4.00%, 4/1/2049	18,900	19,043
Pool # BN5418 4.50%, 4/1/2049	21,794	22,533
Pool # MA3664 4.00%, 5/1/2049	9,601	9,674
Pool # FM4074 4.50%, 5/1/2049	322,307	334,464
Pool # CA4358 3.50%, 7/1/2049	17,758	17,544
Pool # FM1672 4.50%, 7/1/2049	924,085	963,514
Pool # MA3745 3.50%, 8/1/2049	91,908	90,588
Pool # MA3746 4.00%, 8/1/2049	14,254	14,349
Pool # FM1385 5.00%, 8/1/2049	427,185	451,190
Pool # BO4012 3.00%, 9/1/2049	116,085	111,256
Pool # FM1449 3.50%, 9/1/2049	154,161	152,148
Pool # FM4430 3.50%, 9/1/2049	601,878	595,929
Pool # FM3572 4.50%, 9/1/2049	88,319	91,640
Pool # MA3803 3.50%, 10/1/2049	44,289	43,707
Pool # MA3833 2.50%, 11/1/2049	135,852	125,905
Pool # BK0350 3.00%, 11/1/2049	1,140,372	1,093,634
Pool # MA3870 2.50%, 12/1/2049	210,953	194,885
Pool # FM2363 3.00%, 1/1/2050	2,107,411	2,027,929
Pool # MA3905 3.00%, 1/1/2050	948,418	907,097
Pool # CA5021 3.50%, 1/1/2050	42,280	41,624
Pool # FM5922 3.50%, 1/1/2050	395,477	391,531
Pool # MA3906 3.50%, 1/1/2050	42,014	41,532
Pool # CA5135 2.50%, 2/1/2050	151,236	140,618
Pool # MA3936 2.50%, 2/1/2050	155,377	143,536
Pool # FM2733 2.50%, 3/1/2050	108,823	100,529
Pool # FM4883 2.50%, 3/1/2050	2,081,812	1,922,639
Pool # FM4372 3.50%, 3/1/2050	614,135	607,272

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BP2403 3.50%, 4/1/2050	314,590	308,677
Pool # BP5001 2.50%, 5/1/2050	620,025	572,241
Pool # FM3257 3.00%, 5/1/2050	267,148	258,179
Pool # BK2753 2.50%, 7/1/2050	983,782	907,940
Pool # MA4078 2.50%, 7/1/2050	380,537	350,909
Pool # BP6626 2.00%, 8/1/2050	2,490,801	2,219,906
Pool # MA4100 2.00%, 8/1/2050	1,175,134	1,047,436
Pool # BP9500 2.50%, 8/1/2050	98,805	91,175
Pool # BQ0723 3.50%, 8/1/2050	1,307,041	1,284,144
Pool # FM5750 4.00%, 8/1/2050	385,028	386,847
Pool # MA4119 2.00%, 9/1/2050	158,370	141,117
Pool # BK3044 2.50%, 9/1/2050	830,379	766,004
Pool # BP6702 2.50%, 9/1/2050	630,371	582,655
Pool # FM8260 4.00%, 9/1/2050	613,502	623,802
Pool # MA4158 2.00%, 10/1/2050	1,844,676	1,647,814
Pool # MA4159 2.50%, 10/1/2050	625,645	577,125
Pool # MA4182 2.00%, 11/1/2050	1,932,613	1,722,470
Pool # CA7603 2.50%, 11/1/2050	345,604	318,497
Pool # MA4183 2.50%, 11/1/2050	2,811,960	2,593,789
Pool # CA8222 1.50%, 12/1/2050	1,563,357	1,328,706
Pool # MA4209 1.50%, 12/1/2050	1,357,326	1,154,067
Pool # BQ5160 2.00%, 12/1/2050	2,828,674	2,532,437
Pool # FM5849 2.00%, 12/1/2050	940,743	838,384
Pool # MA4208 2.00%, 12/1/2050	497,799	443,673
Pool # BR2807 2.50%, 12/1/2050	1,379,278	1,273,581
Pool # MA4210 2.50%, 12/1/2050	1,569,473	1,447,466
Pool # FM5597 2.00%, 1/1/2051	232,485	207,260
Pool # FM6241 2.00%, 1/1/2051	4,015,878	3,582,400
Pool # FM5854 2.50%, 1/1/2051	199,064	183,556
Pool # MA4254 1.50%, 2/1/2051	362,081	307,800
Pool # CA9190 2.00%, 2/1/2051	897,371	800,431
Pool # FM6037 2.00%, 2/1/2051	1,911,080	1,711,646
Pool # FM6126 2.00%, 2/1/2051	225,248	200,753
Pool # MA4255 2.00%, 2/1/2051	5,000,707	4,459,033
Pool # BR3515 2.50%, 2/1/2051	179,731	166,062
Pool # FM6244 2.00%, 3/1/2051	905,463	807,032
Pool # MA4281 2.00%, 3/1/2051	275,002	245,377
Pool # FM6523 2.50%, 3/1/2051	326,454	300,861
Pool # FM6764 2.50%, 3/1/2051	913,145	841,906
Pool # FM6537 2.00%, 4/1/2051	4,055,275	3,616,811
Pool # MA4306 2.50%, 4/1/2051	269,658	248,572
Pool # FM7099 3.00%, 4/1/2051	1,286,054	1,238,811
Pool # MA4325 2.00%, 5/1/2051	2,464,595	2,189,513
Pool # FM7066 2.50%, 5/1/2051	911,591	852,798
Pool # MA4355 2.00%, 6/1/2051	461,567	412,163
Pool # CB0727 2.50%, 6/1/2051	1,553,439	1,433,689
Pool # FM7418 2.50%, 6/1/2051	961,488	886,395
Pool # FM8194 2.00%, 7/1/2051	383,432	342,131
Pool # MA4378 2.00%, 7/1/2051	2,238,117	1,999,377

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB1027 2.50%, 7/1/2051	283,948	261,705
Pool # MA4379 2.50%, 7/1/2051	671,056	618,533
Pool # MA4380 3.00%, 7/1/2051	245,261	234,288
Pool # FM8278 3.50%, 7/1/2051	463,970	455,139
Pool # BT9030 2.00%, 8/1/2051	191,696	171,323
Pool # MA4398 2.00%, 8/1/2051	2,254,089	2,013,904
Pool # BR2236 2.50%, 8/1/2051	283,178	260,995
Pool # BR2237 2.50%, 8/1/2051	555,412	511,926
Pool # BR2258 2.50%, 8/1/2051	185,644	171,106
Pool # CB1276 2.50%, 8/1/2051	797,538	735,063
Pool # MA4399 2.50%, 8/1/2051	1,545,070	1,424,084
Pool # MA4401 3.50%, 8/1/2051	149,142	146,299
Pool # BT0240 2.00%, 9/1/2051	192,709	171,405
Pool # MA4413 2.00%, 9/1/2051	811,589	725,188
Pool # MA4414 2.50%, 9/1/2051	555,909	512,362
Pool # MA4437 2.00%, 10/1/2051	816,358	726,389
Pool # MA4438 2.50%, 10/1/2051	565,456	522,844
Pool # CB1917 3.00%, 10/1/2051	2,085,587	1,992,004
Pool # MA4464 1.50%, 11/1/2051	585,379	497,483
Pool # MA4465 2.00%, 11/1/2051	1,356,539	1,206,207
Pool # MA4492 2.00%, 12/1/2051	3,150,035	2,800,624
Pool # FM9868 2.50%, 12/1/2051	584,727	539,806
Pool # FM9870 2.50%, 12/1/2051	590,837	545,212
Pool # MA4493 2.50%, 12/1/2051	967,722	891,989
Pool # MA4511 2.00%, 1/1/2052	882,154	783,816
Pool # MA4512 2.50%, 1/1/2052	487,797	449,634
Pool # MA4547 2.00%, 2/1/2052	2,475,902	2,198,396
Pool # MA4548 2.50%, 2/1/2052	490,170	451,853
Pool # MA4578 2.50%, 4/1/2052	1,686,038	1,552,967
Pool # MA4598 2.50%, 5/1/2052	1,694,482	1,561,257
Pool # MA4600 3.50%, 5/1/2052	996,855	977,656
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 1.50%, 6/25/2037 (a)	500,000	461,426
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2052 (a)	6,500,000	5,765,195
TBA, 2.50%, 6/25/2052 (a)	12,600,000	11,594,953
TBA, 3.00%, 6/25/2052 (a)	8,500,000	8,093,926
TBA, 3.50%, 6/25/2052 (a)	3,600,000	3,526,875
TBA, 4.00%, 6/25/2052 (a)	3,451,000	3,448,843
TBA, 4.50%, 6/25/2052 (a)	666,000	677,551
GNMA I, 30 Year
Pool # 704155 5.50%, 1/15/2039	18,064	19,650
Pool # 726769 5.00%, 9/15/2039	13,859	14,491
Pool # 721340 5.00%, 12/15/2039	48,324	50,528
Pool # 754439 3.50%, 12/15/2041	118,833	120,343
Pool # 711674 3.00%, 9/15/2042	47,804	46,236
Pool # 783748 3.50%, 4/15/2043	68,919	69,883
Pool # 784660 4.00%, 4/15/2043	6,222	6,500
Pool # AC2224 3.50%, 6/15/2043	46,722	47,379
Pool # 785088 3.50%, 7/15/2043	61,819	63,090

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AJ4151 4.00%, 9/15/2044	229,964	238,441
Pool # AL9314 3.00%, 3/15/2045	43,720	42,181
Pool # 784664 4.00%, 4/15/2045	23,906	25,203
Pool # AO0544 3.00%, 8/15/2045	24,230	23,377
Pool # 627030 3.00%, 12/15/2045	22,532	21,736
Pool # 784429 3.00%, 8/15/2046	86,921	84,092
Pool # 784652 4.00%, 11/15/2047	530,978	562,100
Pool # 784766 3.50%, 3/15/2048	592,184	595,457
GNMA II, 15 Year
Pool # MA0513 2.50%, 11/20/2027	68,076	66,990
Pool # MA4625 3.50%, 8/20/2032	25,283	25,580
Pool # MA6906 2.50%, 10/20/2035	427,380	414,152
GNMA II, 30 Year
Pool # 711773 3.50%, 6/20/2033	57,915	57,468
Pool # 3459 5.50%, 10/20/2033	52,430	56,799
Pool # AQ5932 3.50%, 1/20/2036	83,508	82,861
Pool # 4222 6.00%, 8/20/2038	9,759	10,653
Pool # 709148 4.50%, 2/20/2039	29,346	30,049
Pool # 4446 4.50%, 5/20/2039	2,957	3,114
Pool # 4467 4.00%, 6/20/2039	13,864	14,287
Pool # 4468 4.50%, 6/20/2039	2,630	2,769
Pool # 4494 4.00%, 7/20/2039	14,267	14,699
Pool # 4495 4.50%, 7/20/2039	11,403	12,007
Pool # 4519 4.50%, 8/20/2039	4,199	4,421
Pool # 4558 4.50%, 10/20/2039	3,560	3,748
Pool # 4576 4.00%, 11/20/2039	6,940	7,152
Pool # 4598 4.50%, 12/20/2039	6,970	7,339
Pool # 4617 4.50%, 1/20/2040	3,763	3,962
Pool # 4636 4.50%, 2/20/2040	5,443	5,731
Pool # 4656 4.00%, 3/20/2040	10,823	11,153
Pool # 4677 4.00%, 4/20/2040	28,596	29,463
Pool # 4678 4.50%, 4/20/2040	1,311	1,380
Pool # 4695 4.00%, 5/20/2040	3,337	3,439
Pool # 4696 4.50%, 5/20/2040	1,319	1,389
Pool # 4712 4.00%, 6/20/2040	4,880	5,028
Pool # 4800 4.00%, 9/20/2040	5,230	5,388
Pool # 737727 4.00%, 12/20/2040	45,316	46,808
Pool # 4945 4.00%, 2/20/2041	11,342	11,686
Pool # 759342 4.50%, 2/20/2041	235,085	245,033
Pool # 4950 5.50%, 2/20/2041	21,729	23,711
Pool # 4976 3.50%, 3/20/2041	12,696	12,847
Pool # 4977 4.00%, 3/20/2041	20,794	21,426
Pool # 5016 4.00%, 4/20/2041	8,092	8,338
Pool # 5054 4.00%, 5/20/2041	12,685	13,070
Pool # 5114 4.00%, 7/20/2041	1,652	1,702
Pool # 779497 3.50%, 10/20/2041	10,179	10,157
Pool # 5233 4.00%, 11/20/2041	2,023	2,084
Pool # 5258 3.50%, 12/20/2041	122,638	124,106
Pool # 5259 4.00%, 12/20/2041	7,723	7,958

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 5279 3.50%, 1/20/2042	22,795	23,068
Pool # 5330 3.00%, 3/20/2042	14,668	14,284
Pool # 754406 3.50%, 5/20/2042	58,756	59,412
Pool # MA0220 3.50%, 7/20/2042	9,628	9,743
Pool # MA0318 3.50%, 8/20/2042	133,974	135,128
Pool # 796468 4.00%, 9/20/2042	20,313	20,935
Pool # AA6040 3.00%, 1/20/2043	113,597	109,764
Pool # AD1584 3.00%, 1/20/2043	126,017	120,514
Pool # AD2125 3.50%, 1/20/2043	95,967	97,564
Pool # AA6054 3.00%, 2/20/2043	203,924	197,050
Pool # AD1744 3.00%, 2/20/2043	17,282	16,647
Pool # 783755 3.00%, 4/20/2043	134,440	130,896
Pool # 783976 3.50%, 4/20/2043	22,297	22,283
Pool # MA1012 3.50%, 5/20/2043	114,269	115,615
Pool # MA1157 3.50%, 7/20/2043	22,685	22,956
Pool # MA1284 3.00%, 9/20/2043	18,044	17,573
Pool # 785065 3.50%, 10/20/2043	245,770	247,503
Pool # MA1376 4.00%, 10/20/2043	107,466	109,809
Pool # AI7106 4.00%, 6/20/2044	50,041	50,773
Pool # 784026 3.50%, 12/20/2044	193,924	197,214
Pool # MA2678 3.50%, 3/20/2045	143,090	144,214
Pool # MA2679 4.00%, 3/20/2045	48,942	50,010
Pool # MA2753 3.00%, 4/20/2045	72,970	71,059
Pool # 626942 3.00%, 5/20/2045	162,338	155,223
Pool # MA2825 3.00%, 5/20/2045	184,811	180,008
Pool # MA2829 5.00%, 5/20/2045	27,317	29,202
Pool # 784800 3.00%, 6/20/2045	38,250	36,957
Pool # AM9881 3.00%, 6/20/2045	21,833	21,089
Pool # MA3247 5.00%, 11/20/2045	24,779	26,502
Pool # AO9442 3.50%, 12/20/2045	22,335	22,493
Pool # 784119 3.00%, 2/20/2046	160,534	156,597
Pool # MA3458 5.50%, 2/20/2046	35,827	38,968
Pool # MA3520 3.00%, 3/20/2046	434,630	424,148
Pool # MA3735 3.00%, 6/20/2046	296,569	289,529
Pool # AT7138 3.50%, 6/20/2046	302,634	302,530
Pool # MA3935 2.50%, 9/20/2046	77,317	72,679
Pool # 784768 3.00%, 9/20/2046	86,432	83,943
Pool # AT8215 3.00%, 9/20/2046	24,217	23,310
Pool # MA4002 2.50%, 10/20/2046	427,738	402,061
Pool # AW0199 3.00%, 10/20/2046	50,962	49,184
Pool # MA4068 3.00%, 11/20/2046	12,539	12,241
Pool # MA4072 5.00%, 11/20/2046	26,373	28,233
Pool # MA4125 2.50%, 12/20/2046	393,861	370,225
Pool # MA4126 3.00%, 12/20/2046	58,783	57,387
Pool # MA4260 2.50%, 2/20/2047	68,405	64,302
Pool # AZ3119 3.50%, 3/20/2047	30,807	30,754
Pool # AZ7084 3.50%, 4/20/2047	104,626	104,009
Pool # MA4511 4.00%, 6/20/2047	185,335	189,277
Pool # BA5041 5.00%, 6/20/2047	97,374	101,764

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4584 2.50%, 7/20/2047	91,328	85,853
Pool # MA4718 3.00%, 9/20/2047	8,157	7,946
Pool # MA4721 4.50%, 9/20/2047	35,578	37,154
Pool # MA4836 3.00%, 11/20/2047	394,269	383,799
Pool # BC2742 3.50%, 11/20/2047	652,323	655,631
Pool # BD6940 3.50%, 12/20/2047	190	190
Pool # MA4900 3.50%, 12/20/2047	96,761	96,811
Pool # MA5019 3.50%, 2/20/2048	252,106	250,551
Pool # MA5077 3.50%, 3/20/2048	37,618	37,605
Pool # MA5138 4.50%, 4/20/2048	15,231	15,728
Pool # 785033 3.50%, 5/20/2048	237,191	244,141
Pool # MA5194 5.00%, 5/20/2048	95,485	99,263
Pool # MA5329 3.50%, 7/20/2048	9,067	9,063
Pool # MA5468 5.00%, 9/20/2048	7,446	7,728
Pool # MA5527 3.50%, 10/20/2048	33,717	33,718
Pool # MA5595 4.00%, 11/20/2048	41,333	42,100
Pool # BJ6759 4.50%, 11/20/2048	370,970	384,359
Pool # MA5650 3.50%, 12/20/2048	13,643	13,636
Pool # MA5651 4.00%, 12/20/2048	197,910	200,185
Pool # MA5709 3.50%, 1/20/2049	96,921	97,224
Pool # BI6473 4.00%, 1/20/2049	1,017,849	1,051,907
Pool # BJ9901 3.00%, 2/20/2049	57,068	54,806
Pool # MA5930 3.50%, 5/20/2049	12,353	12,318
Pool # MA5983 2.50%, 6/20/2049	143,409	134,792
Pool # MA5985 3.50%, 6/20/2049	49,634	49,496
Pool # MA5987 4.50%, 6/20/2049	44,607	45,775
Pool # MA5988 5.00%, 6/20/2049	8,655	8,974
Pool # MA6039 3.50%, 7/20/2049	83,473	83,240
Pool # BM5450 4.50%, 7/20/2049	74,334	77,078
Pool # MA6220 4.00%, 10/20/2049	219,122	221,971
Pool # BR4627 3.00%, 11/20/2049	516,757	497,055
Pool # 785067 3.50%, 12/20/2049	429,502	427,765
Pool # MA6478 5.00%, 2/20/2050	29,891	31,192
Pool # MA6542 3.50%, 3/20/2050	278,039	277,314
Pool # MA6545 5.00%, 3/20/2050	33,107	34,486
Pool # BV1348 2.50%, 6/20/2050	71,166	65,407
Pool # MA6709 2.50%, 6/20/2050	794,528	748,337
Pool # MA6818 2.00%, 8/20/2050	1,448,897	1,325,874
Pool # BY8818 2.00%, 10/20/2050	564,276	508,632
Pool # 785401 2.50%, 10/20/2050	821,659	764,630
Pool # MA6994 2.00%, 11/20/2050	1,589,871	1,452,847
Pool # BY8832 2.50%, 11/20/2050	511,959	476,059
Pool # MA7051 2.00%, 12/20/2050	2,454,821	2,241,516
Pool # CA4485 2.50%, 12/20/2050	603,043	559,045
Pool # MA7052 2.50%, 12/20/2050	1,019,407	959,985
Pool # MA7055 4.00%, 12/20/2050	273,912	277,675
Pool # MA7135 2.00%, 1/20/2051	2,809,561	2,566,728
Pool # MA7254 2.00%, 3/20/2051	1,216,682	1,108,658
Pool # MA7311 2.00%, 4/20/2051	2,877,203	2,635,848

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 785449 3.00%, 4/20/2051	325,353	312,531
Pool # MA7367 2.50%, 5/20/2051	1,655,866	1,559,565
Pool # MA7368 3.00%, 5/20/2051	513,330	496,103
Pool # MA7417 2.00%, 6/20/2051	3,330,026	3,041,324
Pool # MA7418 2.50%, 6/20/2051	1,818,870	1,709,425
Pool # MA7420 3.50%, 6/20/2051	463,780	462,085
Pool # MA7471 2.00%, 7/20/2051	2,702,235	2,465,489
Pool # MA7472 2.50%, 7/20/2051	873,320	820,734
Pool # MA7473 3.00%, 7/20/2051	556,185	538,191
Pool # MA7533 2.00%, 8/20/2051	1,125,804	1,029,905
Pool # MA7588 2.00%, 9/20/2051	1,148,732	1,046,772
Pool # MA7589 2.50%, 9/20/2051	473,893	445,935
Pool # MA7766 2.00%, 12/20/2051	2,451,515	2,233,022
Pool # MA7826 2.00%, 1/20/2052	492,412	448,454
Pool # 785881 2.50%, 1/20/2052	2,127,425	1,974,133
Pool # 785945 3.00%, 2/20/2052	989,181	949,779
Pool # 786017 3.00%, 3/20/2052	996,528	957,332
Pool # MA7937 3.00%, 3/20/2052	991,926	958,391
Pool # MA7988 3.00%, 4/20/2052	996,801	963,066
GNMA II, Single Family, 30 Year
TBA, 2.00%, 6/15/2052 (a)	1,100,000	1,000,055
TBA, 2.50%, 6/15/2052 (a)	4,700,000	4,408,269
TBA, 3.00%, 6/15/2052 (a)	3,600,000	3,472,594
Total Mortgage-Backed Securities (Cost $338,292,798)		313,221,134
Corporate Bonds — 24.8%
Aerospace & Defense — 0.0% ^
Lockheed Martin Corp. 1.85%, 6/15/2030	591,000	515,390
Banks — 2.5%
Bank of Nova Scotia (The) (Canada) 1.95%, 2/2/2027	1,708,000	1,568,806
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	584,000	573,416
0.50%, 12/14/2023	25,000	24,121
3.10%, 4/2/2024	4,596,000	4,599,175
0.95%, 10/23/2025	231,000	211,694
Discover Bank
4.25%, 3/13/2026	636,000	635,397
3.45%, 7/27/2026	90,000	87,513
4.65%, 9/13/2028	960,000	958,980
2.70%, 2/6/2030	699,000	609,810
First Horizon Corp. 4.00%, 5/26/2025	402,000	403,249
First-Citizens Bank & Trust Co. (SOFR + 1.72%), 2.97%, 9/27/2025 (b)	1,439,000	1,405,579
Korea Development Bank (The) (South Korea)
1.38%, 4/25/2027	882,000	801,468
2.00%, 10/25/2031	424,000	365,472
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 2/28/2024	36,000	36,053
0.25%, 3/8/2024	371,000	356,292

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
0.50%, 9/20/2024	500,000	475,700
2.50%, 11/20/2024	75,000	74,622
0.38%, 7/18/2025	198,000	183,763
0.63%, 1/22/2026	72,000	66,509
1.00%, 10/1/2026	403,000	372,329
3.00%, 5/20/2027	66,000	66,285
1.75%, 9/14/2029	70,000	64,589
0.75%, 9/30/2030	24,000	20,130
Zero Coupon, 4/18/2036	263,000	170,548
Zero Coupon, 6/29/2037	832,000	508,995
Landwirtschaftliche Rentenbank (Germany)
2.00%, 1/13/2025	498,000	488,555
2.38%, 6/10/2025	75,000	74,046
0.88%, 3/30/2026	19,000	17,627
0.88%, 9/3/2030	378,000	319,790
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	1,310,000	1,317,858
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (b)	1,179,000	1,166,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	398,000	357,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	1,381,000	1,294,227
Oesterreichische Kontrollbank AG (Austria)
1.50%, 2/12/2025	160,000	154,726
0.50%, 2/2/2026	130,000	119,272
Regions Financial Corp. 1.80%, 8/12/2028	1,580,000	1,382,972
Royal Bank of Canada (Canada)
0.43%, 1/19/2024	18,000	17,341
2.55%, 7/16/2024	937,000	927,263
2.25%, 11/1/2024	2,242,000	2,193,437
1.15%, 6/10/2025	325,000	303,855
0.88%, 1/20/2026	470,000	426,087
Series FXD, 2.05%, 1/21/2027	698,000	647,322
SVB Financial Group
1.80%, 10/28/2026	2,178,000	1,976,503
2.10%, 5/15/2028	392,000	345,905
1.80%, 2/2/2031	151,000	120,607
		28,291,831
Beverages — 0.0% ^
Brown-Forman Corp.
3.50%, 4/15/2025	136,000	137,133
4.00%, 4/15/2038	93,000	86,907
4.50%, 7/15/2045	269,000	258,974
		483,014
Biotechnology — 0.1%
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	1,387,000	994,675

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — 0.1%
Allegion plc 3.50%, 10/1/2029	465,000	421,048
Johnson Controls International plc 4.95%, 7/2/2064 (c)	723,000	679,665
		1,100,713
Capital Markets — 3.6%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	370,000	376,403
Ameriprise Financial, Inc.
3.70%, 10/15/2024	310,000	314,077
3.00%, 4/2/2025	200,000	198,309
2.88%, 9/15/2026	828,000	806,313
BlackRock, Inc.
3.50%, 3/18/2024	369,000	374,344
3.20%, 3/15/2027	1,652,000	1,648,806
3.25%, 4/30/2029	300,000	291,440
2.40%, 4/30/2030	343,000	309,396
2.10%, 2/25/2032	2,157,000	1,844,555
Cboe Global Markets, Inc. 1.63%, 12/15/2030	1,365,000	1,137,643
Charles Schwab Corp. (The)
0.75%, 3/18/2024	260,000	251,511
3.75%, 4/1/2024	227,000	230,136
4.20%, 3/24/2025	85,000	87,243
2.45%, 3/3/2027	499,000	475,498
3.30%, 4/1/2027	1,197,000	1,185,188
2.00%, 3/20/2028	859,000	784,259
4.00%, 2/1/2029	451,000	453,397
3.25%, 5/22/2029	1,057,000	1,009,642
4.63%, 3/22/2030	513,000	531,818
1.95%, 12/1/2031	12,000	10,008
CI Financial Corp. (Canada) 3.20%, 12/17/2030	163,000	135,063
CME Group, Inc.
3.00%, 3/15/2025	281,000	281,188
3.75%, 6/15/2028	294,000	295,735
2.65%, 3/15/2032	935,000	853,524
4.15%, 6/15/2048 (d)	1,990,000	1,949,669
Deutsche Bank AG (Germany)
0.90%, 5/28/2024	2,382,000	2,261,633
(SOFR + 2.58%), 3.96%, 11/26/2025 (b)	605,000	596,020
4.10%, 1/13/2026	1,608,000	1,603,343
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	1,889,000	1,728,419
Franklin Resources, Inc.
1.60%, 10/30/2030	476,000	384,276
2.95%, 8/12/2051	1,132,000	821,398
Intercontinental Exchange, Inc.
3.75%, 12/1/2025	57,000	57,555
1.85%, 9/15/2032	356,000	288,996
2.65%, 9/15/2040	1,874,000	1,444,788
3.00%, 6/15/2050	58,000	44,048
3.00%, 9/15/2060	4,239,000	2,994,212

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	520,000	534,060
Lazard Group LLC
3.75%, 2/13/2025	2,124,000	2,118,555
3.63%, 3/1/2027 (d)	539,000	520,906
4.38%, 3/11/2029	404,000	394,620
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	877,000	862,888
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	278,000	249,460
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	472,000	406,033
Nasdaq, Inc.
3.85%, 6/30/2026	519,000	522,576
2.50%, 12/21/2040	62,000	44,234
3.25%, 4/28/2050	1,789,000	1,350,307
3.95%, 3/7/2052	289,000	245,886
Raymond James Financial, Inc.
4.65%, 4/1/2030	190,000	192,875
3.75%, 4/1/2051	509,000	439,111
S&P Global, Inc.
2.95%, 1/22/2027	352,000	342,910
2.50%, 12/1/2029	972,000	879,257
1.25%, 8/15/2030	317,000	258,497
3.25%, 12/1/2049	332,000	274,801
2.30%, 8/15/2060	1,140,000	732,295
3.90%, 3/1/2062 (e)	1,065,000	959,013
Stifel Financial Corp.
4.25%, 7/18/2024	592,000	602,921
4.00%, 5/15/2030	686,000	655,686
		40,646,744
Chemicals — 0.7%
CF Industries, Inc. 5.38%, 3/15/2044	371,000	377,441
EI du Pont de Nemours and Co. 2.30%, 7/15/2030	1,718,000	1,531,391
Huntsman International LLC 2.95%, 6/15/2031	541,000	473,283
RPM International, Inc. 3.75%, 3/15/2027	389,000	384,039
Sherwin-Williams Co. (The)
2.30%, 5/15/2030	243,000	211,317
4.50%, 6/1/2047	2,617,000	2,513,610
3.80%, 8/15/2049	790,000	678,698
2.90%, 3/15/2052	2,080,000	1,519,652
		7,689,431
Commercial Services & Supplies — 0.0% ^
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	229,000	227,667
Communications Equipment — 0.5%
Cisco Systems, Inc.
3.63%, 3/4/2024	2,374,000	2,414,853
3.50%, 6/15/2025 (d)	1,802,000	1,827,589
2.50%, 9/20/2026	581,000	567,041
5.90%, 2/15/2039	17,000	20,071

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — continued
Juniper Networks, Inc.
3.75%, 8/15/2029	42,000	39,771
2.00%, 12/10/2030	1,649,000	1,341,622
		6,210,947
Construction & Engineering — 0.1%
Valmont Industries, Inc. 5.25%, 10/1/2054	608,000	600,709
Construction Materials — 0.1%
Eagle Materials, Inc. 2.50%, 7/1/2031	723,000	601,031
Consumer Finance — 1.6%
Ally Financial, Inc.
1.45%, 10/2/2023	433,000	423,900
3.88%, 5/21/2024	1,242,000	1,249,648
5.13%, 9/30/2024	403,000	416,785
4.63%, 3/30/2025	130,000	132,334
2.20%, 11/2/2028	1,511,000	1,302,427
8.00%, 11/01/2031	740,000	867,060
American Express Co.
3.70%, 8/3/2023	878,000	890,151
3.40%, 2/22/2024	598,000	602,099
2.50%, 7/30/2024	100,000	98,814
3.00%, 10/30/2024	164,000	163,667
4.20%, 11/6/2025	777,000	799,541
3.13%, 5/20/2026	190,000	187,661
3.30%, 5/3/2027	726,000	710,915
4.05%, 12/3/2042	2,860,000	2,674,166
Discover Financial Services
3.95%, 11/6/2024	1,736,000	1,740,673
4.10%, 2/9/2027	494,000	490,137
Synchrony Financial
4.38%, 3/19/2024	48,000	48,391
4.50%, 7/23/2025	142,000	141,857
3.70%, 8/4/2026	1,260,000	1,216,583
3.95%, 12/1/2027	242,000	231,115
5.15%, 3/19/2029	3,871,000	3,838,738
		18,226,662
Containers & Packaging — 0.1%
Avery Dennison Corp.
2.65%, 4/30/2030	935,000	819,468
2.25%, 2/15/2032	10,000	8,246
		827,714
Diversified Financial Services — 0.1%
Block Financial LLC
2.50%, 7/15/2028	220,000	196,018
3.88%, 8/15/2030	857,000	800,152
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	58,000	51,591
		1,047,761

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — 0.1%
Bell Canada (The) (Canada)
Series US-3, 0.75%, 3/17/2024	149,000	143,043
Series US-5, 2.15%, 2/15/2032	626,000	529,506
Series US-6, 3.20%, 2/15/2052	180,000	140,230
Koninklijke KPN NV (Netherlands) 8.38%, 10/1/2030	355,000	438,428
		1,251,207
Electric Utilities — 1.4%
Alabama Power Co.
Series 20-A, 1.45%, 9/15/2030	737,000	611,326
3.45%, 10/1/2049	170,000	141,512
3.13%, 7/15/2051	32,000	25,014
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,034,000	880,700
Enel Americas SA (Chile) 4.00%, 10/25/2026 (d)	1,039,000	1,026,804
Georgia Power Co. Series A, 2.20%, 9/15/2024	1,395,000	1,359,309
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	66,328
Iberdrola International BV (Spain)
5.81%, 3/15/2025	126,000	134,358
6.75%, 7/15/2036	267,000	324,476
Interstate Power and Light Co.
3.70%, 9/15/2046	2,496,000	2,136,039
3.50%, 9/30/2049	1,195,000	976,121
Mississippi Power Co. Series B, 3.10%, 7/30/2051	50,000	37,156
OGE Energy Corp. 0.70%, 5/26/2023	100,000	97,651
Ohio Edison Co. 6.88%, 7/15/2036	400,000	481,593
Oklahoma Gas and Electric Co.
3.80%, 8/15/2028	400,000	395,929
3.30%, 3/15/2030	81,000	76,723
Southern Co. (The)
Series A, 3.70%, 4/30/2030	3,184,000	3,041,542
4.40%, 7/1/2046	511,000	474,020
Tampa Electric Co.
2.40%, 3/15/2031	676,000	591,717
4.10%, 6/15/2042	450,000	408,751
Tucson Electric Power Co.
1.50%, 8/1/2030	78,000	63,568
3.25%, 5/1/2051	332,000	254,120
Union Electric Co.
8.45%, 3/15/2039	60,000	82,289
3.90%, 9/15/2042	2,448,000	2,215,155
Wisconsin Power and Light Co.
1.95%, 9/16/2031	112,000	94,382
3.65%, 4/1/2050	28,000	23,889
		16,020,472
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.05%, 3/1/2025	380,000	365,981
4.35%, 6/1/2029	51,000	51,441

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
2.80%, 2/15/2030	540,000	486,365
2.20%, 9/15/2031	561,000	470,651
CDW LLC 3.57%, 12/1/2031	2,164,000	1,929,329
Tyco Electronics Group SA (Switzerland)
3.45%, 8/1/2024	38,000	38,215
2.50%, 2/4/2032	979,000	870,794
		4,212,776
Entertainment — 0.4%
Activision Blizzard, Inc.
1.35%, 9/15/2030	2,556,000	2,105,489
4.50%, 6/15/2047	1,249,000	1,262,364
2.50%, 9/15/2050	27,000	20,020
Electronic Arts, Inc.
4.80%, 3/1/2026 (d)	378,000	391,594
1.85%, 2/15/2031	523,000	435,676
		4,215,143
Food & Staples Retailing — 0.3%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	716,000	818,853
Costco Wholesale Corp.
2.75%, 5/18/2024 (d)	1,289,000	1,293,842
1.75%, 4/20/2032	2,037,000	1,723,039
		3,835,734
Food Products — 0.1%
Flowers Foods, Inc.
3.50%, 10/1/2026	487,000	473,449
2.40%, 3/15/2031	159,000	133,418
		606,867
Gas Utilities — 0.2%
National Fuel Gas Co.
5.20%, 7/15/2025	1,639,000	1,689,166
4.75%, 9/1/2028	576,000	570,342
		2,259,508
Health Care Equipment & Supplies — 0.3%
DH Europe Finance II SARL 3.25%, 11/15/2039	779,000	681,985
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,013,000	1,027,504
STERIS Irish FinCo. UnLtd Co. 3.75%, 3/15/2051	2,252,000	1,826,889
		3,536,378
Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.
0.74%, 3/15/2023	104,000	102,508
3.25%, 3/1/2025	255,000	253,064
3.45%, 12/15/2027	429,000	422,796
4.25%, 3/1/2045	350,000	317,500
4.30%, 12/15/2047	962,000	908,755
		2,004,623

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.1%
Choice Hotels International, Inc. 3.70%, 1/15/2031	691,000	634,098
Household Durables — 0.2%
Harman International Industries, Inc. 4.15%, 5/15/2025	10,000	10,075
NVR, Inc. 3.00%, 5/15/2030	896,000	803,190
PulteGroup, Inc.
7.88%, 6/15/2032	30,000	35,628
6.00%, 2/15/2035	1,615,000	1,680,759
		2,529,652
Household Products — 0.2%
Church & Dwight Co., Inc.
3.15%, 8/1/2027 (d)	342,000	332,988
2.30%, 12/15/2031	10,000	8,585
3.95%, 8/1/2047	1,613,000	1,450,183
		1,791,756
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
6.25%, 10/1/2039 (d)	1,323,000	1,396,502
5.75%, 10/1/2041	427,000	423,474
5.60%, 6/15/2042	510,000	503,076
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	49,000	48,838
Southern Power Co. 0.90%, 1/15/2026	60,000	54,273
		2,426,163
Industrial Conglomerates — 0.0% ^
Pentair Finance SARL 4.50%, 7/1/2029	264,000	259,167
Interactive Media & Services — 0.6%
Alphabet, Inc.
3.38%, 2/25/2024	819,000	834,557
0.45%, 8/15/2025	3,380,000	3,146,928
2.00%, 8/15/2026	2,484,000	2,392,382
2.25%, 8/15/2060	194,000	134,504
		6,508,371
Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd. (China)
2.80%, 6/6/2023	487,000	485,823
2.13%, 2/9/2031	201,000	167,021
4.50%, 11/28/2034	405,000	382,099
4.40%, 12/6/2057	2,960,000	2,446,938
		3,481,881
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	1,417,000	1,216,536
CGI, Inc. (Canada) 1.45%, 9/14/2026 (e)	1,667,000	1,496,683
		2,713,219

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 2.30%, 3/12/2031	702,000	592,659
Danaher Corp. 2.80%, 12/10/2051	10,000	7,533
		600,192
Machinery — 0.2%
Dover Corp.
3.15%, 11/15/2025	438,000	434,267
2.95%, 11/4/2029	192,000	178,173
5.38%, 10/15/2035 (d)	283,000	296,484
IDEX Corp. 3.00%, 5/1/2030	1,139,000	1,022,047
nVent Finance Sarl (United Kingdom) 2.75%, 11/15/2031	10,000	8,579
Oshkosh Corp. 3.10%, 3/1/2030	801,000	701,532
		2,641,082
Media — 0.1%
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	228,000	231,255
3.38%, 3/1/2041	831,000	653,652
5.40%, 10/1/2048	30,000	31,107
		916,014
Metals & Mining — 2.4%
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	964,000	977,007
Barrick Gold Corp. (Canada)
6.45%, 10/15/2035	1,504,000	1,742,995
5.25%, 4/1/2042	428,000	444,805
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	748,000	758,362
4.38%, 8/1/2028	1,792,000	1,729,379
5.45%, 3/15/2043	2,261,000	2,225,174
Newmont Corp.
2.80%, 10/1/2029	1,388,000	1,269,231
2.25%, 10/1/2030	565,000	486,000
6.25%, 10/1/2039	384,000	441,659
4.88%, 3/15/2042 (d)	1,349,000	1,365,879
5.45%, 6/9/2044 (d)	843,000	896,106
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	938,000	1,152,537
6.13%, 12/15/2033	641,000	760,364
5.75%, 6/1/2035	106,000	119,692
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	2,391,000	2,316,728
Southern Copper Corp. (Peru)
3.88%, 4/23/2025	2,255,000	2,250,516
5.25%, 11/8/2042	153,000	158,076
5.88%, 4/23/2045	1,745,000	1,926,634
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	1,347,000	1,449,374

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
3.75%, 7/8/2030	2,993,000	2,789,332
Vale SA (Brazil) 5.63%, 9/11/2042	1,406,000	1,393,913
		26,653,763
Multiline Retail — 0.3%
Dollar General Corp.
3.25%, 4/15/2023	381,000	382,859
3.50%, 4/3/2030	479,000	448,875
4.13%, 4/3/2050	2,505,000	2,132,364
		2,964,098
Multi-Utilities — 0.2%
Ameren Corp.
3.65%, 2/15/2026	926,000	918,883
3.50%, 1/15/2031	289,000	271,561
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	523,000	423,982
4.40%, 6/1/2043	20,000	18,177
3.95%, 10/1/2046	15,000	12,715
4.40%, 5/30/2047	17,000	15,381
Series 21A, 3.15%, 9/30/2051	293,000	217,304
		1,878,003
Oil, Gas & Consumable Fuels — 2.9%
Burlington Resources LLC 7.20%, 8/15/2031	179,000	219,898
Canadian Natural Resources Ltd. (Canada)
2.95%, 1/15/2023	100,000	100,103
2.05%, 7/15/2025	3,495,000	3,324,245
2.95%, 7/15/2030	1,559,000	1,404,377
5.85%, 2/1/2035	1,410,000	1,482,880
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	250,000	255,057
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025 (d)	401,000	402,487
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	816,000	859,594
ConocoPhillips 5.90%, 10/15/2032	323,000	369,481
ConocoPhillips Co.
3.35%, 11/15/2024	25,000	25,109
3.76%, 3/15/2042 (e)	771,000	716,717
4.03%, 3/15/2062 (e)	3,307,000	3,022,943
Continental Resources, Inc.
3.80%, 6/1/2024	1,037,000	1,044,061
4.90%, 6/1/2044	2,127,000	1,894,877
Devon Energy Corp.
4.50%, 1/15/2030	2,847,000	2,809,622
7.95%, 4/15/2032	218,000	268,729
5.60%, 7/15/2041 (d)	1,610,000	1,698,071
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	44,000	50,046
EOG Resources, Inc.
3.15%, 4/1/2025	45,000	44,847
4.38%, 4/15/2030 (d)	411,000	425,295

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.90%, 4/1/2035	716,000	687,441
4.95%, 4/15/2050	730,000	802,915
Equinor ASA (Norway)
7.75%, 6/15/2023	288,000	302,244
3.70%, 3/1/2024	100,000	101,384
3.63%, 9/10/2028	159,000	158,478
2.38%, 5/22/2030	140,000	126,455
3.63%, 4/6/2040	11,000	10,110
5.10%, 8/17/2040	165,000	178,730
3.70%, 4/6/2050	99,000	90,143
Hess Corp.
3.50%, 7/15/2024	160,000	159,483
4.30%, 4/1/2027	160,000	160,029
7.30%, 8/15/2031	967,000	1,134,070
7.13%, 3/15/2033	70,000	80,362
5.60%, 2/15/2041	2,388,000	2,451,756
Magellan Midstream Partners LP
3.25%, 6/1/2030	304,000	279,297
5.15%, 10/15/2043	335,000	330,908
4.25%, 9/15/2046	691,000	611,332
4.20%, 10/3/2047	350,000	304,926
4.85%, 2/1/2049	400,000	377,219
3.95%, 3/1/2050	1,155,000	967,001
Marathon Oil Corp. 5.20%, 6/1/2045	553,000	543,989
Pioneer Natural Resources Co.
0.55%, 5/15/2023 (d)	1,549,000	1,516,583
1.13%, 1/15/2026	100,000	91,239
1.90%, 8/15/2030	430,000	361,281
2.15%, 1/15/2031	700,000	596,393
Tosco Corp. 8.13%, 2/15/2030	65,000	81,711
		32,923,918
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/2024	149,000	146,090
3.15%, 3/15/2027	174,000	172,672
2.38%, 12/1/2029	163,000	148,459
2.60%, 4/15/2030	158,000	145,007
6.00%, 5/15/2037	95,000	111,797
4.38%, 6/15/2045	191,000	187,707
4.15%, 3/15/2047	175,000	169,327
3.13%, 12/1/2049 (d)	591,000	485,321
		1,566,380
Pharmaceuticals — 0.9%
Johnson & Johnson
2.05%, 3/1/2023 (d)	188,000	188,094
0.55%, 9/1/2025	2,698,000	2,507,474
2.95%, 3/3/2027	92,000	91,718

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.63%, 3/3/2037	53,000	52,061
3.40%, 1/15/2038	408,000	381,505
2.10%, 9/1/2040	434,000	330,022
4.50%, 9/1/2040	73,000	75,988
4.85%, 5/15/2041	46,000	49,500
4.50%, 12/5/2043	76,000	78,622
3.70%, 3/1/2046	1,679,000	1,600,164
3.75%, 3/3/2047	218,000	208,463
3.50%, 1/15/2048	399,000	366,272
2.45%, 9/1/2060	31,000	22,110
Zoetis, Inc.
3.00%, 9/12/2027	1,425,000	1,377,135
3.90%, 8/20/2028	550,000	549,446
2.00%, 5/15/2030	1,045,000	903,977
4.70%, 2/1/2043 (d)	255,000	260,016
3.95%, 9/12/2047	447,000	412,804
4.45%, 8/20/2048	305,000	300,607
		9,755,978
Professional Services — 0.3%
Thomson Reuters Corp. (Canada)
4.30%, 11/23/2023	322,000	326,782
3.35%, 5/15/2026	1,342,000	1,317,021
5.85%, 4/15/2040	25,000	27,099
5.65%, 11/23/2043 (d)	1,186,000	1,255,999
		2,926,901
Semiconductors & Semiconductor Equipment — 1.4%
Micron Technology, Inc.
4.98%, 2/6/2026	658,000	680,425
3.37%, 11/1/2041	786,000	615,783
3.48%, 11/1/2051	3,223,000	2,427,115
NVIDIA Corp.
0.31%, 6/15/2023	2,375,000	2,328,961
2.85%, 4/1/2030	885,000	831,618
3.50%, 4/1/2050	635,000	568,257
3.70%, 4/1/2060	933,000	824,242
Texas Instruments, Inc.
2.90%, 11/3/2027	212,000	207,521
2.25%, 9/4/2029	716,000	655,931
1.75%, 5/4/2030	1,032,000	903,044
1.90%, 9/15/2031	130,000	113,358
3.88%, 3/15/2039	487,000	477,382
4.15%, 5/15/2048	1,384,000	1,390,350
TSMC Arizona Corp. (Taiwan)
1.75%, 10/25/2026	3,978,000	3,685,330
3.25%, 10/25/2051	201,000	165,640
Xilinx, Inc. 2.38%, 6/1/2030	232,000	206,642
		16,081,599

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.1%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	865,000	882,461
Specialty Retail — 0.3%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	1,505,000	1,415,165
Best Buy Co., Inc. 4.45%, 10/1/2028	334,000	337,448
O'Reilly Automotive, Inc.
3.90%, 6/1/2029	382,000	371,098
1.75%, 3/15/2031	1,247,000	1,010,230
Tractor Supply Co. 1.75%, 11/1/2030	828,000	669,733
		3,803,674
Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.
2.20%, 6/17/2025	884,000	844,670
1.45%, 6/17/2026	1,595,000	1,440,223
3.00%, 6/17/2027	1,443,000	1,365,765
		3,650,658
Textiles, Apparel & Luxury Goods — 0.0% ^
Tapestry, Inc.
4.13%, 7/15/2027	15,000	14,661
3.05%, 3/15/2032	546,000	462,979
		477,640
Tobacco — 0.0% ^
Altria Group, Inc. 4.00%, 2/4/2061	517,000	369,595
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.
4.60%, 6/15/2045	757,000	753,239
4.20%, 5/15/2047	437,000	412,700
		1,165,939
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	3,529,000	3,401,686
6.38%, 3/1/2035	225,000	264,191
4.38%, 4/22/2049	1,013,000	974,820
		4,640,697
Total Corporate Bonds (Cost $306,628,493)		279,649,896
Commercial Mortgage-Backed Securities — 2.0%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	28,465	28,229
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	59,686
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	55,312
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	131,121
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,649
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (f)	180,000	174,859
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,208
Series 2018-BN13, Class C, 4.57%, 8/15/2061 ‡ (f)	500,000	449,616

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	241,369
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,675
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	40,505
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (f)	50,000	49,103
Series 2018-B2, Class B, 4.20%, 2/15/2051 ‡ (f)	20,000	19,253
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	110,749
Series 2018-B6, Class A2, 4.20%, 10/10/2051	37,343	37,593
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	40,314
Series 2019-B11, Class A2, 3.41%, 5/15/2052	300,000	297,551
Series 2020-B16, Class AM, 2.94%, 2/15/2053 ‡ (f)	180,000	161,703
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	531,833
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	410,406
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	67,247
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	19,723
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (f)	30,000	28,896
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	400,000	397,807
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,154
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	17,260	17,204
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	7,511	7,526
Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡ (f)	30,000	29,791
Series 2015-GC29, Class C, 4.14%, 4/10/2048 ‡ (f)	40,000	38,109
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	77,884	77,072
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	931,033
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.27%, 7/10/2045 (f)	112,362	113,001
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	19,998
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	10,995	10,990
Series 2013-CR13, Class B, 4.88%, 11/10/2046 ‡ (f)	364,000	367,835
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (f)	40,000	39,744
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	40,728	40,176
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	131,998	130,461
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	244,738
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (f)	30,000	29,369
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	29,792
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	299,655
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	29,744
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	26,815
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	208,711
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	20,300
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,380
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K029, Class A2, 3.32%, 2/25/2023 (f)	143,893	144,347
Series K036, Class A2, 3.53%, 10/25/2023 (f)	162,000	163,075
Series K725, Class AM, 3.10%, 2/25/2024 (f)	50,000	49,963

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K728, Class A2, 3.06%, 8/25/2024 (f)	49,183	49,070
Series K040, Class A2, 3.24%, 9/25/2024	70,000	70,352
Series K731, Class A2, 3.60%, 2/25/2025 (f)	49,894	50,473
Series K733, Class A2, 3.75%, 8/25/2025	500,000	507,335
Series K051, Class A2, 3.31%, 9/25/2025	40,000	40,197
Series K734, Class A2, 3.21%, 2/25/2026	370,000	369,739
Series K735, Class A2, 2.86%, 5/25/2026	50,000	49,103
Series K057, Class A2, 2.57%, 7/25/2026	63,000	61,678
Series K063, Class A1, 3.05%, 8/25/2026	37,270	37,204
Series K072, Class A2, 3.44%, 12/25/2027	400,000	404,734
Series K084, Class A2, 3.78%, 10/25/2028 (f)	500,000	510,719
Series K096, Class A2, 2.52%, 7/25/2029	295,000	281,279
Series K099, Class A2, 2.60%, 9/25/2029	400,000	382,918
Series K100, Class A2, 2.67%, 9/25/2029	400,000	384,184
Series K102, Class A2, 2.54%, 10/25/2029	400,000	380,973
Series K113, Class A2, 1.34%, 6/25/2030	700,000	604,644
Series K159, Class A2, 3.95%, 11/25/2030 (f)	400,000	411,799
Series K123, Class A2, 1.62%, 12/25/2030	500,000	436,852
Series K125, Class A2, 1.85%, 1/25/2031	300,000	266,370
Series K127, Class A2, 2.11%, 1/25/2031	600,000	543,788
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	72,696
Series K156, Class A3, 3.70%, 6/25/2033 (f)	91,000	91,039
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	139,907
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	293,822
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	362,983
Series K-1518, Class A2, 1.86%, 10/25/2035	300,000	239,276
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	20,721	20,849
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	13,263	13,353
Series 2017-M10, Class AV2, 2.55%, 7/25/2024 (f)	46,712	46,371
Series 2016-M11, Class A1, 2.08%, 7/25/2026	35,544	34,727
Series 2017-M1, Class A2, 2.41%, 10/25/2026 (f)	164,270	158,777
Series 2017-M2, Class A2, 2.80%, 2/25/2027 (f)	392,389	386,784
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (f)	320,569	314,620
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (f)	161,867	161,359
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	40,000	40,418
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	443,408	452,677
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (f)	85,000	86,653
Series 2019-M22, Class A2, 2.52%, 8/25/2029	628,068	599,957
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (f)	700,000	610,958
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	66,795	66,807
Series 2013-GC13, Class A5, 4.03%, 7/10/2046 (f)	600,000	604,718
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	11,157	11,180
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (f)	170,000	168,187
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	36,844	36,297
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	24,617
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (f)	200,000	198,889
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	242,107

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.09%, 7/15/2045 (f)	26,000	25,754
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡ (f)	40,000	38,181
Series 2015-C31, Class A3, 3.80%, 8/15/2048	589,036	586,433
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	595,054
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (f)	20,000	18,493
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡ (f)	20,000	18,433
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	3,399	3,397
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	15,583	15,580
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	29,850
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	38,727
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	28,820	28,690
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	39,557
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	433,523
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	289,989
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	527,457
Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡ (f)	25,000	23,490
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	49,604
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	93,446
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	682,132
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	39,567
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (f)	70,000	66,517
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (f)	50,000	48,608
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	39,921
Series 2012-C2, Class A4, 3.53%, 5/10/2063	4,654	4,650
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (f)	300,000	302,377
Series 2015-C27, Class A4, 3.19%, 2/15/2048	30,085	29,561
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,768
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	119,008
Series 2018-C45, Class A3, 3.92%, 6/15/2051	42,212	41,852
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	468,862
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	116,342
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	217,574
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	60,082
Series 2014-C22, Class A4, 3.49%, 9/15/2057	39,748	39,298
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	24,861
Total Commercial Mortgage-Backed Securities (Cost $25,139,068)		23,104,467
Foreign Government Securities — 1.7%
Export Development Canada, 2.63%, 2/21/2024	55,000	55,073

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Export-Import Bank of Korea
0.38%, 2/9/2024	200,000	191,975
0.75%, 9/21/2025	215,000	198,994
Hungary Government Bond, 7.63%, 3/29/2041	262,000	323,433
Italian Republic Government Bond
1.25%, 2/17/2026	216,000	195,770
2.88%, 10/17/2029	659,000	601,606
5.38%, 6/15/2033	927,000	989,426
Japan Bank for International Cooperation
3.38%, 10/31/2023	200,000	202,332
0.50%, 4/15/2024	200,000	191,935
3.00%, 5/29/2024 (d)	201,000	201,996
2.50%, 5/28/2025	220,000	217,238
2.88%, 6/1/2027	202,000	199,377
2.88%, 7/21/2027	218,000	215,062
3.50%, 10/31/2028	650,000	661,096
Oriental Republic of Uruguay, 7.63%, 3/21/2036	380,000	491,333
Province of Alberta
3.35%, 11/1/2023	100,000	101,147
2.95%, 1/23/2024	50,000	50,260
1.00%, 5/20/2025	750,000	709,747
1.30%, 7/22/2030	160,000	137,480
Province of British Columbia
1.75%, 9/27/2024	1,163,000	1,137,422
2.25%, 6/2/2026	299,000	290,964
0.90%, 7/20/2026	225,000	206,493
Province of Ontario
3.40%, 10/17/2023	257,000	260,027
3.05%, 1/29/2024	155,000	156,108
2.50%, 4/27/2026	10,000	9,815
2.30%, 6/15/2026	500,000	486,466
1.05%, 5/21/2027	155,000	140,328
2.00%, 10/2/2029	25,000	23,015
1.60%, 2/25/2031	240,000	209,397
Province of Quebec
1.50%, 2/11/2025 (d)	970,000	937,036
2.50%, 4/20/2026	122,000	119,852
Republic of Chile, 4.34%, 3/7/2042	370,000	346,717
Republic of Indonesia
3.40%, 9/18/2029	200,000	192,625
4.35%, 1/11/2048	500,000	462,050
Republic of Korea, 3.88%, 9/20/2048	500,000	511,044
Republic of Panama
8.88%, 9/30/2027	733,000	887,304
9.38%, 4/1/2029	126,000	159,801
6.70%, 1/26/2036	178,000	202,538
Republic of Peru
2.39%, 1/23/2026	623,000	589,599
8.75%, 11/21/2033	364,000	481,059

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
3.23%, 7/28/2121	460,000	313,689
Republic of Philippines
7.50%, 9/25/2024	469,000	493,957
9.50%, 2/2/2030	547,000	725,652
Republic of Poland, 4.00%, 1/22/2024	12,000	12,120
State of Israel Government Bond, 2.75%, 7/3/2030	225,000	215,460
Svensk Exportkredit AB
1.75%, 12/12/2023	200,000	197,611
0.38%, 7/30/2024	464,000	441,065
United Mexican States
4.50%, 4/22/2029	280,000	282,264
6.75%, 9/27/2034	265,000	305,307
4.75%, 3/8/2044	500,000	449,876
5.55%, 1/21/2045	184,000	182,136
4.60%, 1/23/2046	400,000	346,951
5.00%, 4/27/2051	300,000	272,874
5.75%, 10/12/2110	940,000	864,535
Total Foreign Government Securities (Cost $20,178,478)		18,848,437
Supranational — 1.4%
African Development Bank (Supranational)
0.75%, 4/3/2023	540,000	533,761
3.00%, 9/20/2023	51,000	51,371
0.88%, 3/23/2026	182,000	168,880
0.88%, 7/22/2026	100,000	91,977
Asian Development Bank (Supranational)
2.75%, 3/17/2023	64,000	64,300
1.50%, 10/18/2024	130,000	126,414
0.63%, 4/29/2025	79,000	74,261
0.38%, 9/3/2025	1,944,000	1,796,902
0.50%, 2/4/2026	835,000	766,970
Asian Infrastructure Investment Bank (The) (Supranational)
0.50%, 10/30/2024	45,000	42,545
0.50%, 5/28/2025	159,000	147,909
0.50%, 1/27/2026	400,000	365,810
Corp. Andina de Fomento (Supranational)
1.63%, 9/23/2025	478,000	451,719
2.25%, 2/8/2027	197,000	185,097
Council of Europe Development Bank (Supranational) 1.38%, 2/27/2025	281,000	270,741
European Investment Bank (Supranational)
0.25%, 9/15/2023	623,000	606,317
1.88%, 2/10/2025	479,000	468,442
0.38%, 12/15/2025	1,199,000	1,101,005
0.38%, 3/26/2026	3,099,000	2,824,866
0.88%, 5/17/2030	10,000	8,534
Inter-American Development Bank (Supranational)
0.50%, 5/24/2023	500,000	491,601
0.88%, 4/3/2025	150,000	142,270

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
7.00%, 6/15/2025	91,000	101,711
2.00%, 6/2/2026	481,000	465,575
3.13%, 9/18/2028	27,000	27,222
4.38%, 1/24/2044	69,000	77,746
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	500,000	497,455
1.63%, 1/15/2025	150,000	145,867
0.75%, 3/11/2025	43,000	40,708
0.63%, 4/22/2025	308,000	289,730
0.38%, 7/28/2025	1,344,000	1,246,366
2.50%, 7/29/2025	870,000	861,811
3.13%, 11/20/2025	70,000	70,739
0.75%, 11/24/2027	279,000	248,290
1.38%, 4/20/2028	140,000	128,156
4.75%, 2/15/2035	223,000	256,808
Total Supranational (Cost $15,944,380)		15,239,876
U.S. Government Agency Securities — 1.2%
FFCB Funding Corp.
0.25%, 6/2/2022	33,000	33,000
0.13%, 11/23/2022	448,000	444,767
0.57%, 7/2/2024	45,000	42,779
1.30%, 3/30/2027	820,000	749,787
FHLB
1.38%, 2/17/2023	895,000	891,469
2.13%, 3/10/2023	75,000	75,072
0.13%, 3/17/2023	100,000	98,506
3.38%, 12/8/2023	100,000	101,440
2.50%, 2/13/2024	620,000	620,190
1.50%, 8/15/2024	1,565,000	1,528,658
2.88%, 9/13/2024	130,000	130,508
3.25%, 11/16/2028	1,325,000	1,344,661
2.13%, 9/14/2029	100,000	93,192
1.50%, 3/14/2031	30,000	25,773
5.63%, 3/14/2036	50,000	61,247
5.50%, 7/15/2036	35,000	42,816
FHLMC
0.38%, 4/20/2023	428,000	421,382
2.75%, 6/19/2023	282,000	283,747
0.25%, 6/26/2023	210,000	205,688
0.25%, 8/24/2023	357,000	348,504
1.50%, 2/12/2025	379,000	366,766
0.38%, 9/23/2025	585,000	540,291
2.68%, 12/14/2029 (g)	80,000	62,791
6.25%, 7/15/2032	120,000	151,262
FNMA
0.25%, 7/10/2023	10,000	9,785
0.30%, 8/3/2023	1,022,000	997,971
2.88%, 9/12/2023	400,000	402,802

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
2.50%, 2/5/2024	161,000	161,229
1.63%, 10/15/2024	10,000	9,756
1.88%, 9/24/2026	103,000	98,817
0.88%, 12/18/2026	60,000	54,417
0.75%, 10/8/2027	17,000	15,169
6.25%, 5/15/2029	310,000	371,680
7.13%, 1/15/2030	31,000	39,392
0.88%, 8/5/2030	990,000	827,820
6.63%, 11/15/2030	98,000	122,645
6.21%, 8/6/2038	45,000	59,175
Israel Government AID Bond (Israel) 5.50%, 9/18/2023	473,000	491,876
Tennessee Valley Authority
0.75%, 5/15/2025	83,000	78,168
7.13%, 5/1/2030	166,000	210,497
1.50%, 9/15/2031	56,000	47,951
4.70%, 7/15/2033	612,000	675,953
6.15%, 1/15/2038	35,000	44,205
3.50%, 12/15/2042	95,000	88,053
Total U.S. Government Agency Securities (Cost $14,199,768)		13,471,657
Municipal Bonds — 0.5% (h)
Arizona — 0.1%
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	648,146
California — 0.3%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	49,045
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	127,734
California State University, Taxable Series 2021B, Rev., 2.72%, 11/1/2052	1,080,000	811,169
East Bay Municipal Utility District Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	182,876
Golden State Tobacco Securitization Corp. Series 2021B, Rev., 3.29%, 6/1/2042	455,000	368,902
Los Angeles Unified School District
GO, 5.75%, 7/1/2034	20,000	22,469
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	126,787
Regents of the University of California Medical Center Pooled
Series H, Rev., 6.55%, 5/15/2048	40,000	50,771
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	102,751
Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2010A, Rev., 5.88%, 4/1/2032	190,000	206,679
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	307,592
GO, 7.55%, 4/1/2039	400,000	551,631
Total California		2,908,406
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	84,427
Illinois — 0.1%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	24,726
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	62,950

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	54,652
State of Illinois GO, 5.10%, 6/1/2033	410,000	417,760
Total Illinois		560,088
Missouri — 0.0% ^
Health & Educational Facilities Authority of the State of Missouri Series 2017A, Rev., 3.65%, 8/15/2057	45,000	38,913
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	40,272
New Jersey — 0.0% ^
New Jersey Economic Development Authority Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	39,733
New Jersey Turnpike Authority Series F, Rev., 7.41%, 1/1/2040	250,000	336,798
Total New Jersey		376,531
New York — 0.0% ^
New York City Municipal Water Finance Authority Series GG, Rev., 5.72%, 6/15/2042	40,000	47,795
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	123,060
Total New York		170,855
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	33,454
Texas — 0.0% ^
City of Houston GO, 3.96%, 3/1/2047	40,000	37,893
Grand Parkway Transportation Corp. Series 2020B, Rev., 3.24%, 10/1/2052	100,000	78,701
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	18,625
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	47,223
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	136,558
Total Texas		319,000
Total Municipal Bonds (Cost $6,171,607)		5,180,092
Asset-Backed Securities — 0.2%
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,015
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	380,186
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	344,290
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	50,271
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	103,149
Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,083
Ford Credit Auto Owner Trust Series 2020-A, Class A4, 1.35%, 7/15/2025	700,000	685,792
Honda Auto Receivables Owner Trust Series 2019-4, Class A4, 1.87%, 1/20/2026	620,000	616,565
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	50,346
World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	178,804
Total Asset-Backed Securities (Cost $2,480,777)		2,437,501

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short Term Investments — 4.5%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (i) (j) (Cost $46,134,691)	46,134,691	46,134,691
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (i) (j)	492,047	491,801
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (i) (j)	4,498,130	4,498,130
Total Investment of Cash Collateral from Securities Loaned (Cost $4,989,734)		4,989,931
Total Short Term Investments (Cost $51,124,425)		51,124,622
Total Investments — 103.9% (Cost $1,268,956,950)		1,171,310,832
Liabilities in Excess of Other Assets — (3.9)%		(43,987,198)
NET ASSETS — 100.0%		1,127,323,634

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(d)	The security or a portion of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 is $4,823,244.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(g)	The rate shown is the effective yield as of May 31, 2022.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2022.

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,437,501	$—	$2,437,501

JPMorgan U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$21,919,329	$1,185,138	$23,104,467
Corporate Bonds	—	279,649,896	—	279,649,896
Foreign Government Securities	—	18,848,437	—	18,848,437
Mortgage-Backed Securities	—	313,221,134	—	313,221,134
Municipal Bonds	—	5,180,092	—	5,180,092
Supranational	—	15,239,876	—	15,239,876
U.S. Government Agency Securities	—	13,471,657	—	13,471,657
U.S. Treasury Obligations	—	449,033,150	—	449,033,150
Short-Term Investments
Investment Companies	46,134,691	—	—	46,134,691
Investment of Cash Collateral from Securities Loaned	4,989,931	—	—	4,989,931
Total Short-Term Investments	51,124,622	—	—	51,124,622
Total Investments in Securities	$51,124,622	$1,119,001,072	$1,185,138	$1,171,310,832
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (a) (b)	$6,493,451	$5,000,000	$11,000,000	$(2,746)	$1,096	$491,801	492,047	$1,445	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	17,328,257	69,489,513	40,683,079	—	—	46,134,691	46,134,691	45,397	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	680,960	23,382,769	19,565,599	—	—	4,498,130	4,498,130	5,907	—
Total	$24,502,668	$97,872,282	$71,248,678	$(2,746)	$1,096	$51,124,622		$52,749	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.